UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05617

(Investment Company Act file number)

SCM Trust

(Exact name of registrant as specified in charter)

1401 Lawrence Street, Suite 1550,
Denver, CO 80202

(Address of principal executive offices)(Zip code)

Stephen C. Rogers

SCM Trust

1401 Lawrence Street, Suite 1550

Denver, CO 80202

(Name and address of agent for service)

(800) 955-9988

(Registrant's telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 - June 30, 2026

Item 1. Reports to Stockholders.

(a)

Shelton Emerging Markets Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026 Shelton Emerging Markets Fund Institutional Class ticker: EMSQX

This semi-annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Institutional Class	$50	0.99%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$24,347,798
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	44%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Technology
41.0%
Financial
29.1%
Industrial
10.2%
Consumer, Non-cyclical
4.4%
Basic Materials
3.9%
Communications
3.6%
Government
3.4%
Consumer, Cyclical
2.9%
Energy
1.0%
Utilities
0.5%

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	16.7%
Samsung Electronics Co Ltd	10.3%
SK hynix Inc	3.8%
United States Treasury Bill	3.4%
Ping An Insurance Group Co of China Ltd	3.3%
FirstRand Ltd	3.0%
Realtek Semiconductor Corp	2.9%
Guotai Haitong Securities Co Ltd	2.9%
Itau Unibanco Holding SA	2.8%
Delta Electronics Inc	2.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Shelton Emerging Markets Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 Shelton Emerging Markets Fund Investor Class ticker: EMSLX

This semi-annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Investor Class	$62	1.23%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$1,777,244
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	44%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	16.7%
Samsung Electronics Co Ltd	10.3%
SK hynix Inc	3.8%
United States Treasury Bill	3.4%
Ping An Insurance Group Co of China Ltd	3.3%
FirstRand Ltd	3.0%
Realtek Semiconductor Corp	2.9%
Guotai Haitong Securities Co Ltd	2.9%
Itau Unibanco Holding SA	2.8%
Delta Electronics Inc	2.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Shelton International Select Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 Shelton International Select Equity Fund Institutional Class ticker: SISEX

This semi-annual shareholder report contains important information about the Shelton International Select Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Institutional Class	$50	0.99%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$40,453,710
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	24%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Industrial
25.5%
Financial
21.6%
Basic Materials
16.0%
Technology
9.1%
Consumer, Non-cyclical
8.6%
Consumer, Cyclical
7.3%
Energy
5.0%
Communications
4.8%
Utilities
1.2%
Government
0.9%

Top Ten Holdings	Percentage of Total Investments
Fuji Corp	2.8%
Nordnet AB publ	2.5%
Keller Group PLC	2.5%
Asahi Intecc Co Ltd	2.3%
Fuso Chemical Co Ltd	2.1%
Meidensha Corp	2.1%
Firstgroup PLC	2.1%
Nissan Chemical Corp	2.0%
Tokyo Ohka Kogyo Co Ltd	2.0%
Rockpoint Gas Storage Inc	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Shelton International Select Equity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 Shelton International Select Equity Fund Investor Class ticker: SISLX

This semi-annual shareholder report contains important information about the Shelton International Select Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Investor Class	$62	1.23%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$4,641,308
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	24%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Fuji Corp	2.8%
Nordnet AB publ	2.5%
Keller Group PLC	2.5%
Asahi Intecc Co Ltd	2.3%
Fuso Chemical Co Ltd	2.1%
Meidensha Corp	2.1%
Firstgroup PLC	2.1%
Nissan Chemical Corp	2.0%
Tokyo Ohka Kogyo Co Ltd	2.0%
Rockpoint Gas Storage Inc	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Shelton Tactical Credit Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 Shelton Tactical Credit Fund Institutional Class ticker: DEBIX

This semi-annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Institutional Class	$38	0.75%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$58,164,748
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	59%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Consumer, Cyclical
34.8%
Consumer, Non-cyclical
21.1%
Government
10.0%
Financial
9.9%
Communications
9.4%
Energy
5.2%
Utilities
4.2%
Technology
2.9%
Industrial
2.5%

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	10.0%
Iron Mountain Inc	3.4%
Beach Acquisition Bidco LLC	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.0%
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC	3.0%
1261229 BC Ltd	3.0%
Vornado Realty LP	2.9%
PetSmart LLC / PetSmart Finance Corp	2.9%
Mars Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Shelton Tactical Credit Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 Shelton Tactical Credit Fund Investor Class ticker: DEBTX

This semi-annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Investor Class	$50	0.99%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$2,353,168
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	59%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	10.0%
Iron Mountain Inc	3.4%
Beach Acquisition Bidco LLC	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.0%
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC	3.0%
1261229 BC Ltd	3.0%
Vornado Realty LP	2.9%
PetSmart LLC / PetSmart Finance Corp	2.9%
Mars Inc	2.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

Shelton Equity Premium Income ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2026 Shelton Equity Premium Income ETF ticker: SEPI - NYSE Arca

This semi-annual shareholder report contains important information about the Shelton Equity Premium Income ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Premium Income ETF	$27	0.54%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$152,420,389
Total Number of Portfolio Holdings	137
Portfolio Turnover Rate	21%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Technology
33.8%
Communications
17.5%
Financial
13.9%
Consumer, Non-cyclical
12.1%
Industrial
10.2%
Consumer, Cyclical
5.8%
Energy
3.1%
Utilities
2.1%
Basic Materials
1.5%

Top Ten Holdings	Percentage of Total Investments
Advanced Micro Devices Inc	7.5%
Caterpillar Inc	7.2%
Micron Technology Inc	6.5%
Apple Inc	5.2%
Alphabet Inc	4.7%
NVIDIA Corp	4.0%
The Goldman Sachs Group Inc	3.9%
Microsoft Corp	3.4%
Amazon.com Inc	3.4%
Johnson & Johnson	3.3%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, www.sheltonfunds.com/forms-literature/.

ICON Consumer Select Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Consumer Select Fund

Institutional Class Shares

TICKER: ICFSX

This semi-annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Institutional Class	$80	1.57%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$24,730,651
Total Number of Portfolio Holdings	25
Portfolio Turnover Rate	16%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

Sector Breakdown

Financial
64.5%
Consumer, Non-cyclical
20.2%
Consumer, Cyclical
10.0%
Communications
5.1%
Funds
0.2%

Top Ten Holdings	Percentage of Total Investments
Visa Inc	6.2%
Coca-Cola Europacific Partners PLC	5.9%
American Express Co	5.7%
Arch Capital Group Ltd	5.6%
Equitable Holdings Inc	5.6%
Voya Financial Inc	5.5%
eBay Inc	5.1%
Koninklijke Ahold Delhaize NV	5.1%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

ICON Consumer Select Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Consumer Select Fund

Investor Class Shares

TICKER: ICFAX

This semi-annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Investor Class	$92	1.81%

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Visa Inc	6.2%
Coca-Cola Europacific Partners PLC	5.9%
American Express Co	5.7%
Arch Capital Group Ltd	5.6%
Equitable Holdings Inc	5.6%
Voya Financial Inc	5.5%
eBay Inc	5.1%
Koninklijke Ahold Delhaize NV	5.1%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$1,366,686
Total Number of Portfolio Holdings	25
Portfolio Turnover Rate	16%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Equity Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Equity Fund

Institutional Class Shares

TICKER: IOLZX

This semi-annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Institutional Class	$54	1.07%

Sector Breakdown

Financial
24.3%
Consumer, Cyclical
20.6%
Technology
17.4%
Basic Materials
12.9%
Industrial
11.6%
Communications
6.2%
Consumer, Non-cyclical
2.9%
Energy
2.6%
Funds
1.5%

Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	8.9%
Kaiser Aluminum Corp	5.4%
Extreme Networks Inc	4.4%
Delta Air Lines Inc	4.3%
JPMorgan Chase & Co	3.8%
Douglas Dynamics Inc	3.8%
Horace Mann Educators Corp	3.7%
MSC Industrial Direct Co Inc	3.6%
Armstrong World Industries Inc	3.5%
Kearny Financial Corp	3.4%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$41,120,734
Total Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Equity Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Equity Fund

Investor Class Shares

TICKER: ISTAX

This semi-annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Investor Class	$66	1.31%

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	8.9%
Kaiser Aluminum Corp	5.4%
Extreme Networks Inc	4.4%
Delta Air Lines Inc	4.3%
JPMorgan Chase & Co	3.8%
Douglas Dynamics Inc	3.8%
Horace Mann Educators Corp	3.7%
MSC Industrial Direct Co Inc	3.6%
Armstrong World Industries Inc	3.5%
Kearny Financial Corp	3.4%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$17,150,951
Total Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Equity Income Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Equity Income Fund

Institutional Class Shares

TICKER: IOEZX

This semi-annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Institutional Class	$57	1.13%

Sector Breakdown

Financial
29.5%
Utilities
23.3%
Consumer, Non-cyclical
18.3%
Communications
9.0%
Industrial
7.6%
Funds
6.6%
Basic Materials
4.9%
Energy
0.5%
Asset Backed Securities
0.3%

Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	6.6%
Evergy Inc	5.3%
DTE Energy Co	5.2%
ING Groep NV	4.9%
Horace Mann Educators Corp	4.6%
KeyCorp	4.4%
Portland General Electric Co	4.4%
National Fuel Gas Co	4.3%
The AES Corp	4.2%
Lockheed Martin Corp	4.2%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$32,616,296
Total Number of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Equity Income Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Equity Income Fund

Investor Class Shares

TICKER: IEQAX

This semi-annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Investor Class	$69	1.37%

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	6.6%
Evergy Inc	5.3%
DTE Energy Co	5.2%
ING Groep NV	4.9%
Horace Mann Educators Corp	4.6%
KeyCorp	4.4%
Portland General Electric Co	4.4%
National Fuel Gas Co	4.3%
The AES Corp	4.2%
Lockheed Martin Corp	4.2%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$12,159,304
Total Number of Portfolio Holdings	31
Portfolio Turnover Rate	18%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Flexible Bond Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Flexible Bond Fund

Institutional Class Shares

TICKER: IOBZX

This semi-annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Institutional Class	$39	0.77%

Sector Breakdown

Financial 37.5%
Mortgage Securities 21.4%
Utilities 7.2%
Energy 6.2%
Asset Backed Securities 6.1%
Consumer, Cyclical 5.2%
Consumer, Non-cyclical 4.9%
Funds 4.0%
Government 2.4%
Communications 1.8%
Industrial 1.7%
Basic Materials 1.6%

Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	3.3%
UMH Properties Inc	2.5%
STWD 2021-FL2 Ltd	2.4%
The PNC Financial Services Group Inc	2.3%
JPMorgan Chase & Co	2.2%
CBAT 2026-1	2.1%
BXMT 2021-FL4 Ltd	1.8%
MRQI 2026-HI1A C	1.8%
Altria Group Inc	1.7%
Nationwide Financial Services Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$505,744,228
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Flexible Bond Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Flexible Bond Fund

Investor Class Shares

TICKER: IOBAX

This semi-annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Investor Class	$51	1.01%

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	3.3%
UMH Properties Inc	2.5%
STWD 2021-FL2 Ltd	2.4%
The PNC Financial Services Group Inc	2.3%
JPMorgan Chase & Co	2.2%
CBAT 2026-1	2.1%
BXMT 2021-FL4 Ltd	1.8%
MRQI 2026-HI1A C	1.8%
Altria Group Inc	1.7%
Nationwide Financial Services Inc	1.6%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$30,633,276
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Health and Information Technology Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Health and Information Technology Fund

Institutional Class Shares

TICKER: ICTEX

This semi-annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health And Information Technology Fund - Institutional Class	$66	1.31%

Sector Breakdown

Technology
36.6%
Communications
31.5%
Industrial
15.7%
Consumer, Non-cyclical
9.2%
Consumer, Cyclical
5.3%
Funds
1.7%

Top Ten Holdings	Percentage of Total Investments
MKS Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.7%
Arista Networks Inc	5.6%
Cisco Systems Inc	5.4%
ScanSource Inc	5.3%
Palo Alto Networks Inc	5.2%
Avnet Inc	5.2%
Arrow Electronics Inc	4.9%
Alphabet Inc	4.5%
Crane NXT Co	3.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$96,256,191
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	31%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Health and Information Technology Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Health and Information Technology Fund

Investor Class Shares

TICKER: ICTTX

This semi-annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health And Information Technology Fund - Investor Class	$79	1.55%

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
MKS Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.7%
Arista Networks Inc	5.6%
Cisco Systems Inc	5.4%
ScanSource Inc	5.3%
Palo Alto Networks Inc	5.2%
Avnet Inc	5.2%
Arrow Electronics Inc	4.9%
Alphabet Inc	4.5%
Crane NXT Co	3.9%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$1,421,502
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	31%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Natural Resources and Infrastructure Fund

Institutional Class Shares

TICKER: ICBMX

This semi-annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources And Infrastructure Fund - Institutional Class	$65	1.29%

Sector Breakdown

Basic Materials
36.2%
Industrial
33.8%
Energy
13.3%
Consumer, Cyclical
11.0%
Funds
3.0%
Consumer, Non-cyclical
2.7%

Top Ten Holdings	Percentage of Total Investments
Carpenter Technology Corp	5.9%
Douglas Dynamics Inc	5.0%
ZTO Express Cayman Inc	4.3%
Knight-Swift Transportation Holdings Inc	4.0%
BHP Group Ltd	3.9%
Antero Resources Corp	3.6%
ArcelorMittal SA	3.6%
Century Aluminum Co	3.4%
Steel Dynamics Inc	3.4%
HF Sinclair Corp	3.4%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$128,515,125
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	73%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Natural Resources and Infrastructure Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Natural Resources and Infrastructure Fund

Investor Class Shares

TICKER: ICBAX

This semi-annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources And Infrastructure Fund - Investor Class	$78	1.53%

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
Carpenter Technology Corp	5.9%
Douglas Dynamics Inc	5.0%
ZTO Express Cayman Inc	4.3%
Knight-Swift Transportation Holdings Inc	4.0%
BHP Group Ltd	3.9%
Antero Resources Corp	3.6%
ArcelorMittal SA	3.6%
Century Aluminum Co	3.4%
Steel Dynamics Inc	3.4%
HF Sinclair Corp	3.4%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$5,790,202
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	73%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Utilities and Income Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Utilities and Income Fund

Institutional Class Shares

TICKER: ICTUX

This semi-annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities And Income Fund - Institutional Class	$82	1.61%

Sector Breakdown

Utilities
89.6%
Communications
4.9%
Consumer, Cyclical
2.6%
Energy
1.9%
Funds
1.0%

Top Ten Holdings	Percentage of Total Investments
NRG Energy Inc	9.4%
DTE Energy Co	5.4%
Atmos Energy Corp	5.4%
Xcel Energy Inc	5.2%
NextEra Energy Inc	5.0%
Consolidated Edison Inc	4.9%
NiSource Inc	4.8%
Ameren Corp	4.8%
Eversource Energy	4.6%
Evergy Inc	4.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$19,179,527
Total Number of Portfolio Holdings	24
Portfolio Turnover Rate	18%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

ICON Utilities and Income Fund Tailored Shareholder Report

semi-annual shareholder report June 30, 2026

ICON Utilities and Income Fund

Investor Class Shares

TICKER: ICTVX

This semi-annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities And Income Fund - Investor Class	$95	1.88%

Sector Breakdown

Top Ten Holdings	Percentage of Total Investments
NRG Energy Inc	9.4%
DTE Energy Co	5.4%
Atmos Energy Corp	5.4%
Xcel Energy Inc	5.2%
NextEra Energy Inc	5.0%
Consolidated Edison Inc	4.9%
NiSource Inc	4.8%
Ameren Corp	4.8%
Eversource Energy	4.6%
Evergy Inc	4.5%

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iconadvisers.com/resource-center/mutual-fund-literature/ .

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$4,412,615
Total Number of Portfolio Holdings	24
Portfolio Turnover Rate	18%

What did the Fund invest in?

(% of Total Investments as of June 30, 2026 )

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL Financial Statements and
Additional Information

June 30, 2026

Shelton Emerging Markets Fund

Shelton International Select Equity Fund

Shelton Equity Premium Income ETF

Shelton Tactical Credit Fund

1

Table of Contents	June 30, 2026

2

See accompanying notes to financial statements.

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/26

Security Description	Shares	Value
Common Stock (93.66%)

Brazil (2.47%)
Motiva Infraestrutura de Mobilidade SA	146,700	$414,311
Multiplan Empreendimentos Imobiliarios SA	40,700	229,890
Total Brazil		644,201

China (17.26%)
CanSino Biologics Inc (144A)*	56,200	159,654
China Hongqiao Group Ltd	38,000	97,195
China Pacific Insurance Group Co Ltd	46,000	157,657
CMOC Group Ltd	55,000	106,454
Fuyao Glass Industry Group Co Ltd (144A)	21,200	138,399
Guotai Haitong Securities Co Ltd (144A)	396,000	749,803
JD Logistics Inc (144A)*	195,400	292,745
Laopu Gold Co Ltd	2,300	101,586
NetEase Inc	14,000	361,298
Ping An Insurance Group Co of China Ltd	131,500	855,951
Shandong Gold Mining Co Ltd (144A)	76,250	162,362
Tencent Holdings Ltd	11,400	624,739
Yihai International Holding Ltd	108,000	175,299
Zijin Mining Group Co Ltd	150,748	526,659
Total China		4,509,801

Greece (1.42%)
LAMDA Development SA*	48,850	371,800

Hong Kong (1.99%)
Alibaba Group Holding Ltd	9,200	108,917
Chow Tai Fook Jewellery Group Ltd	178,600	248,219
Geely Automobile Holdings Ltd	76,000	163,380
Total Hong Kong		520,516

India (7.80%)
Dr Reddy’s Laboratories Ltd	9,500	137,655
HDFC Bank Ltd	24,990	645,492
ICICI Bank Ltd	15,000	435,450
Infosys Ltd	61,600	646,184
Wipro Ltd	76,900	173,025
Total India		2,037,806

Indonesia (1.24%)
Charoen Pokphand Indonesia Tbk PT	1,328,500	251,470
Medco Energi Internasional Tbk PT	1,272,000	72,587
Total Indonesia		324,057

Philippines (2.11%)
Ayala Land Inc	1,088,000	262,511
SM Prime Holdings Inc	978,400	288,703
Total Philippines		551,214

Poland (0.93%)
LPP SA	23	111,766
PGE Polska Grupa Energetyczna SA*	52,000	130,491
Total Poland		242,257

South Africa (3.01%)
FirstRand Ltd	132,272	785,381

See accompanying notes to financial statements.

3

Shelton Emerging Markets FundPortfolio of Investments (Unaudited) (Continued) 6/30/26

Security Description	Shares	Value
South Korea (23.81%)
BNK Financial Group Inc	45,068	$496,780
HD Hyundai Co Ltd	1,387	178,892
ISC Co Ltd	822	96,454
KB Financial Group Inc	1,551	159,434
Koh Young Technology Inc	6,347	131,102
LEENO Industrial Inc	3,020	164,005
Samsung Electronics Co Ltd	12,418	2,681,449
Samsung Securities Co Ltd	1,660	116,442
Shinhan Financial Group Co Ltd	8,659	536,296
SK Chemicals Co Ltd	5,000	127,523
SK hynix Inc	573	981,685
SK Square Co Ltd	502	550,753
Total South Korea		6,220,815

Taiwan (30.17%)
Airoha Technology Corp	21,000	442,175
Airtac International Group	7,000	293,683
ASE Technology Holding Co Ltd	16,000	341,923
Chroma ATE Inc	2,000	135,764
Delta Electronics Inc	10,700	655,720
Far EasTone Telecommunications Co Ltd	64,776	213,749
First Financial Holding Co Ltd	202,000	207,904
International Games System Co Ltd	6,000	148,774
Pegatron Corp	50,000	131,678
Pixart Imaging Inc	26,000	194,469
Realtek Semiconductor Corp	30,000	759,899
Taiwan Semiconductor Manufacturing Co Ltd	57,500	4,354,965
Total Taiwan		7,880,703

Thailand (0.63%)
Delta Electronics Thailand PCL	16,700	163,326

Turkey (0.83%)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	36,774	217,978

Total Common Stock (Cost $17,610,378)		24,469,855

Preferred Stock (2.82%)

Brazil (2.82%)
Itau Unibanco Holding SA	90,235	737,994
Total Preferred Stock (Cost $591,001)		737,994

United States Treasury Bills (3.42%)
United States Treasury Bill, 0.000%, 07/30/2026(a) (Cost $897,395)	900,000	897,394

Total Investments (Cost $19,098,774) (99.92%)		$26,105,243
Other Net Assets (0.08%)		19,799
Net Assets (100.00%)		$26,125,042

*Non-income producing security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2026, these securities had a total aggregate market value of $1,502,963, which represented approximately 5.75% of net assets.

(a)A portion of these securities, a total of $99,711, have been pledged or segregated in connection with obligations for future contracts.

	Notional Amount	Value	Unrealized Appreciation
Futures contracts at June 30, 2026
Contracts - $50 times premium / delivery month / commitment / exchange 12 / SEP 2026 / Long / ICE	1,066,330	1,054,380	(11,950)

4

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/26

Security Description	Shares	Value
Common Stock (98.09%)

Australia (8.00%)
Charter Hall Group	47,567	$752,460
Charter Hall Long Wale REIT	92,339	233,228
Gemlife Communities Group	121,174	385,718
Helia Group Ltd	53,873	206,530
Perpetual Ltd	17,038	182,748
Perseus Mining Ltd	115,369	383,206
PEXA Group Ltd*	81,564	581,350
Qube Holdings Ltd	89,075	314,361
Resolute Mining Ltd*	734,376	480,233
Stanmore Resources Ltd	54,637	88,094
Total Australia		3,607,928

Austria (2.17%)
ams-OSRAM AG*	33,300	719,191
EVN AG	7,894	257,815
Total Austria		977,006

Belgium (1.43%)
Aedifica SA	7,998	644,809

Britain (13.99%)
DiscoverIE Group PLC	33,885	303,833
Firstgroup PLC	382,194	952,050
Gamma Communications PLC	62,165	693,049
Genuit Group PLC	115,241	423,416
Inchcape PLC	18,499	189,183
Keller Group PLC	31,080	1,094,114
Man Group PLC	121,131	469,479
Renew Holdings PLC	66,574	782,382
Rotork PLC	52,071	204,027
TP ICAP Group PLC	51,745	232,263
Trainline PLC (144A)*	248,024	671,126
Zigup PLC	48,679	293,142
Total Britain		6,308,064

Canada (12.98%)
Altus Group Ltd	9,500	301,819
Aya Gold & Silver Inc*	16,100	304,904
Bausch Health Cos Inc*	43,141	212,618
DPM Metals Inc	14,140	459,204
Evertz Technologies Ltd	13,200	177,762
Finning International Inc	2,058	145,364
Kinaxis Inc*	2,100	225,458
Lithium Americas Corp*	33,300	128,194
PrairieSky Royalty Ltd	36,400	814,592
RioCan Real Estate Investment Trust	37,200	595,127
Rockpoint Gas Storage Inc	42,800	886,298
Superior Plus Corp	106,600	587,003
Vermilion Energy Inc	21,100	197,417
Wesdome Gold Mines Ltd*	47,600	817,218
Total Canada		5,852,978

See accompanying notes to financial statements.

5

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/26

Security Description	Shares	Value
Denmark (3.71%)
AL Sydbank	3,535	$311,276
H Lundbeck A/S	46,219	300,150
Jyske Bank A/S	5,282	762,666
Ringkjoebing Landbobank A/S	1,259	298,326
Total Denmark		1,672,418

France (1.65%)
Carmila SA	12,308	233,876
OVH Groupe SA*	21,667	355,797
Wendel SE	1,653	155,258
Total France		744,931

Germany (1.18%)
MBB SE	2,699	532,588

Hong Kong (0.78%)
FWD Group Holdings Ltd*	66,600	241,168
The United Laboratories International Holdings Ltd	104,000	111,786
Total Hong Kong		352,954

Israel (2.19%)
Etoro Group Ltd*	19,200	757,824
Global-e Online Ltd*	6,600	229,218
Total India		987,042

Italy (4.39%)
Azimut Holding SpA	15,587	631,525
De’ Longhi SpA	20,338	862,571
Iren SpA	97,536	276,001
Tamburi Investment Partners SpA	21,180	211,631
Total Italy		1,981,728

Japan (39.22%)
Aica Kogyo Co Ltd	23,800	540,749
Amano Corp	8,000	179,107
Anritsu Corp	31,800	859,819
Asahi Intecc Co Ltd	43,600	1,019,042
Fuji Corp/Aichi	23,800	1,229,349
Fukuoka Financial Group Inc	19,500	820,016
Fuso Chemical Co Ltd	34,600	957,659
Hirose Electric Co Ltd	1,300	230,561
JCU Corp	11,300	531,694
Kanamoto Co Ltd	7,900	258,014
Kissei Pharmaceutical Co Ltd	7,900	198,734
Kitz Corp	36,600	568,414
Konica Minolta Inc	239,300	808,490
Life Corp	23,900	387,641
Max Co Ltd	80,000	836,491
Meidensha Corp	15,900	955,463
Mitsubishi Gas Chemical Co Inc	23,800	741,884
Morinaga & Co Ltd	15,900	254,171
Nifco Inc/Japan	7,900	234,885
Nippon Gas Co Ltd	16,000	282,439
Nippon Kayaku Co Ltd	23,800	291,747
Nissan Chemical Corp	17,400	906,794
NOF Corp	15,900	258,083
PILLAR Corp	4,500	298,092

6

See accompanying notes to financial statements.

Shelton International Select Equity FundPortfolio of Investments (Unaudited) (Continued) 6/30/26

Security Description	Shares	Value
Resorttrust Inc	31,800	$340,231
Seiren Co Ltd	15,400	310,682
Socionext Inc	40,100	629,306
Sumitomo Bakelite Co Ltd	7,900	362,192
Tocalo Co Ltd	36,900	736,484
Tokyo Ohka Kogyo Co Ltd	12,900	898,170
Tokyotokeiba Co Ltd	7,900	234,205
Wacoal Holdings Corp	7,900	213,797
Yamazaki Baking Co Ltd	15,900	313,630
Total Japan		17,688,035

Norway (1.29%)
DOF Group ASA	22,660	260,304
Storebrand ASA	17,023	319,552
Total Netherlands		579,856

Spain (0.59%)
Sacyr SA	50,075	267,387
Total Spain		267,387

Sweden (3.51%)
Elekta AB	38,577	196,632
Nordnet AB publ	28,843	1,095,930
Platzer Fastigheter Holding AB	41,134	290,612
Total Sweden		1,583,174

Switzerland (1.01%)
dormakaba Holding AG	3,913	252,805
Temenos AG	2,464	201,580
Total Switerland		454,385

Total Common Stock (Cost $39,263,350)		44,235,283

United States Treasury Bills (0.89%)
United States Treasury Bill, 0.000%, 07/30/2026(a) (Cost $398,844)	400,000	398,843

Total Investments (Cost $39,662,194) (98.98%)		44,634,126
Other Net Assets (1.02%)		460,893
Net Assets (100.00%)		$45,095,018

*Non-income producing security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2026, these securities had a total aggregate market value of $671,126 which represented approximately 1.49% of net assets.

(a)A portion of these securities, a total of $99,711, have been pledged or segregated in connection with obligations for future contracts.

	Notional Amount	Value	Unrealized Appreciation
Futures contracts at June 30, 2026
Contracts - $50 times premium / delivery month / commitment / exchange 5 / SEP 2026 / Long / ICE	794,000	786,325	(7,675)

See accompanying notes to financial statements.

7

Shelton Equity Premium Income ETFPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/26

Security Description	Shares	Value
Common Stock (104.01%)

Basic Materials (1.57%)
Newmont Corp(a)	25,609	$2,391,881

Communications (18.21%)
Alphabet Inc(a)	20,745	7,413,641
Amazon.com Inc*,(a)	22,363	5,329,997
Arista Networks Inc*,(a)	20,375	3,461,305
eBay Inc(a)	35,040	3,915,720
Meta Platforms Inc(a)	7,847	4,420,137
Netflix Inc*,(a)	26,965	1,925,301
Verizon Communications Inc(a)	30,276	1,281,886
Total Communications		27,747,987

Consumer, Cyclical (6.07%)
DR Horton Inc(a)	4,586	746,968
General Motors Co(a)	40,225	3,100,542
Hilton Worldwide Holdings Inc(a)	8,265	2,731,252
Walmart Inc(a)	23,657	2,679,392
Total Consumer, Cyclical		9,258,154

Consumer, Non-Cyclical (12.54%)
Cardinal Health Inc(a)	12,720	3,021,763
CVS Health Corp(a)	27,386	2,833,082
Johnson & Johnson(a)	20,651	5,244,734
Merck & Co Inc(a)	32,939	4,232,662
Monster Beverage Corp*,(a)	25,686	2,468,938
The Procter & Gamble Co(a)	8,979	1,316,681
Total Consumer, Non-Cyclical		19,117,860

Energy (3.20%)
Exxon Mobil Corp*,(a)	35,725	4,884,322

Financial (14.44%)
American Express Co(a)	7,037	2,380,265
Berkshire Hathaway Inc*,(a)	5,913	2,958,806
CBRE Group Inc*,(a)	18,187	2,449,607
Citigroup Inc(a)	18,602	2,603,536
The Goldman Sachs Group Inc(a)	6,132	6,201,721
JPMorgan Chase & Co(a)	8,562	2,802,599
The Travelers Cos Inc(a)	7,928	2,617,191
Total Financial		22,013,725

Industrial (10.61%)
Caterpillar Inc(a)	10,715	11,410,404
Norfolk Southern Corp(a)	5,734	1,803,859
RTX Corp(a)	10,537	1,999,185
United Parcel Service Inc(a)	8,951	962,233
Total Industrial		16,175,681

Technology (35.20%)
Advanced Micro Devices Inc*,(a)	20,565	11,946,414
Akamai Technologies Inc*,(a)	24,161	2,856,072
Apple Inc(a)	28,689	8,301,449
Broadcom Inc(a)	12,920	4,880,530
Fortinet Inc*,(a)	11,820	1,815,788
Micron Technology Inc(a)	8,973	10,357,444

8

See accompanying notes to financial statements.

Shelton Equity Premium Income ETFPortfolio of Investments (Unaudited) (Continued) 6/30/26

Security Description	Shares	Value
Microsoft Corp(a)	14,522	$5,416,996
NVIDIA Corp(a)	31,974	6,397,678
Salesforce Inc(a)	10,684	1,673,755
Total Technology		53,646,126

Utilities (2.17%)
Duke Energy Corp(a)	26,086	3,301,966

Total Common Stock (Cost $135,350,529)		158,537,702

Total Investments (Cost $140,886,856) (104.01%)		$158,537,703
Liabilities in Excess of Other Assets (-4.01%)		(6,117,314)
Net Assets (100.00%)		$152,420,389

*Non-income producing security.

(a)A portion of these securities, a total of $79,335,503, have been pledged or segregated in connection with obligations for written call options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Advanced Micro Devices Inc	9/18/2026	(160)	$520	$8,320,000	$(1,862,400)
Advanced Micro Devices Inc	7/17/2026	(8)	$440	$352,000	$(114,280)
Akamai Technologies Inc	8/21/2026	(89)	$140	$1,246,000	$(48,950)
Akamai Technologies Inc	7/17/2026	(2)	$145	$29,000	$(60)
Alphabet Inc	8/21/2026	(60)	$370	$2,220,000	$(89,760)
Alphabet Inc	8/21/2026	(9)	$400	$360,000	$(5,760)
Alphabet Inc	7/17/2026	(2)	$380	$76,000	$(490)
Alphabet Inc	7/17/2026	(1)	$375	$37,500	$(365)
Amazon.com Inc	7/17/2026	(69)	$255	$1,759,500	$(13,731)
Amazon.com Inc	7/17/2026	(9)	$280	$252,000	$(198)
American Express Co	7/17/2026	(22)	$350	$770,000	$(7,436)
American Express Co	7/17/2026	(2)	$360	$72,000	$(306)
Apple Inc	7/17/2026	(3)	$305	$91,500	$(414)
Apple Inc	7/17/2026	(125)	$310	$3,875,000	$(9,375)
Arista Networks Inc	7/17/2026	(5)	$185	$92,500	$(1,600)
Arista Networks Inc	7/17/2026	(54)	$170	$918,000	$(47,790)
Arista Networks Inc	7/17/2026	(1)	$180	$18,000	$(410)
Arista Networks Inc	7/17/2026	(1)	$195	$19,500	$(151)
Berkshire Hathaway Inc	7/17/2026	(2)	$505	$101,000	$(920)
Berkshire Hathaway Inc	7/17/2026	(1)	$510	$51,000	$(300)
Berkshire Hathaway Inc	7/17/2026	(20)	$500	$1,000,000	$(13,640)
Broadcom Inc	7/17/2026	(40)	$430	$1,720,000	$(8,200)
Cardinal Health Inc	7/17/2026	(1)	$210	$21,000	$(2,810)
Cardinal Health Inc	7/17/2026	(2)	$230	$46,000	$(2,206)
Cardinal Health Inc	7/17/2026	(80)	$220	$1,760,000	$(159,600)
Caterpillar Inc	8/21/2026	(86)	$900	$7,740,000	$(1,616,972)
CBRE Group Inc	7/17/2026	(9)	$140	$126,000	$(1,935)
CBRE Group Inc	7/17/2026	(53)	$145	$768,500	$(5,353)
CBRE Group Inc	7/17/2026	(1)	$135	$13,500	$(400)
Citigroup Inc	7/17/2026	(2)	$130	$26,000	$(2,400)
Citigroup Inc	7/17/2026	(112)	$140	$1,568,000	$(47,488)
CVS Health Corp	8/21/2026	(9)	$105	$94,500	$(4,185)
CVS Health Corp	8/21/2026	(153)	$90	$1,377,000	$(223,992)
CVS Health Corp	7/17/2026	(8)	$100	$80,000	$(4,480)
DR Horton Inc	7/17/2026	(18)	$160	$288,000	$(12,510)
DR Horton Inc	7/17/2026	(1)	$165	$16,500	$(440)
DR Horton Inc	7/17/2026	(1)	$155	$15,500	$(1,035)
Duke Energy Corp	7/17/2026	(3)	$125	$37,500	$(936)
Duke Energy Corp	7/17/2026	(101)	$130	$1,313,000	$(7,070)
eBay Inc	8/21/2026	(180)	$115	$2,070,000	$(93,240)
ExxonMobil Holdings Corp	7/17/2026	(7)	$160	$112,000	$(63)

See accompanying notes to financial statements.

9

Shelton Equity Premium Income ETFPortfolio of Investments (Unaudited) (Continued) 6/30/26

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
ExxonMobil Holdings Corp	7/17/2026	(1)	$140	$14,000	$(200)
ExxonMobil Holdings Corp	7/17/2026	(106)	$145	$1,537,000	$(8,480)
ExxonMobil Holdings Corp	7/17/2026	(11)	$150	$165,000	$(407)
Fortinet Inc	7/17/2026	(35)	$155	$542,500	$(19,635)
General Motors Co	7/17/2026	(184)	$85	$1,564,000	$(5,152)
General Motors Co	7/17/2026	(10)	$90	$90,000	$(80)
The Goldman Sachs Group Inc	8/21/2026	(33)	$1,080	$3,564,000	$(90,387)
The Goldman Sachs Group Inc	7/17/2026	(1)	$1,120	$112,000	$(500)
Hilton Worldwide Holdings Inc	7/17/2026	(49)	$350	$1,715,000	$(8,232)
Hilton Worldwide Holdings Inc	7/17/2026	(1)	$360	$36,000	$(83)
Johnson & Johnson	7/17/2026	(1)	$230	$23,000	$(2,691)
Johnson & Johnson	7/17/2026	(77)	$240	$1,848,000	$(127,281)
Johnson & Johnson	7/17/2026	(4)	$250	$100,000	$(3,844)
JPMorgan Chase & Co	7/17/2026	(1)	$320	$32,000	$(1,205)
JPMorgan Chase & Co	7/17/2026	(34)	$325	$1,105,000	$(30,940)
JPMorgan Chase & Co	7/17/2026	(2)	$330	$66,000	$(1,284)
Merck & Co Inc	7/17/2026	(124)	$120	$1,488,000	$(112,344)
Merck & Co Inc	7/17/2026	(6)	$125	$75,000	$(3,030)
Merck & Co Inc	7/17/2026	(1)	$130	$13,000	$(245)
Meta Platforms Inc	7/17/2026	(1)	$630	$63,000	$(200)
Meta Platforms Inc	7/17/2026	(1)	$660	$66,000	$(67)
Meta Platforms Inc	7/17/2026	(21)	$615	$1,291,500	$(6,783)
Micron Technology Inc	9/18/2026	(76)	$1,040	$7,904,000	$(1,922,800)
Microsoft Corp	7/17/2026	(1)	$460	$46,000	$(25)
Microsoft Corp	7/17/2026	(43)	$400	$1,720,000	$(12,083)
Microsoft Corp	7/17/2026	(4)	$420	$168,000	$(484)
Microsoft Corp	7/17/2026	(2)	$430	$86,000	$(148)
Monster Beverage Corp	7/17/2026	(9)	$95	$85,500	$(2,358)
Monster Beverage Corp	7/17/2026	(93)	$98	$906,750	$(13,113)
Netflix Inc	7/17/2026	(87)	$85	$739,500	$(3,828)
Netflix Inc	7/17/2026	(7)	$90	$63,000	$(161)
Newmont Corp	7/17/2026	(3)	$105	$31,500	$(159)
Newmont Corp	7/17/2026	(76)	$115	$874,000	$(760)
Newmont Corp	7/17/2026	(10)	$120	$120,000	$(50)
Norfolk Southern Corp	7/17/2026	(24)	$320	$768,000	$(8,820)
NVIDIA Corp	7/17/2026	(141)	$220	$3,102,000	$(13,677)
The Procter & Gamble Co	7/17/2026	(1)	$145	$14,500	$(362)
The Procter & Gamble Co	7/17/2026	(3)	$155	$46,500	$(138)
The Procter & Gamble Co	8/21/2026	(45)	$155	$697,500	$(8,550)
RTX Corp	7/17/2026	(51)	$190	$969,000	$(22,950)
RTX Corp	7/17/2026	(2)	$185	$37,000	$(1,380)
Salesforce Inc	7/17/2026	(31)	$165	$511,500	$(8,432)
Salesforce Inc	7/17/2026	(3)	$175	$52,500	$(309)
Salesforce Inc	7/17/2026	(1)	$220	$22,000	$(9)
Salesforce Inc	7/17/2026	(1)	$180	$18,000	$(60)
Salesforce Inc	7/17/2026	(1)	$190	$19,000	$(27)
The Travelers Cos Inc	7/17/2026	(1)	$310	$31,000	$(2,442)
The Travelers Cos Inc	7/17/2026	(29)	$320	$928,000	$(42,920)
The Travelers Cos Inc	7/17/2026	(1)	$300	$30,000	$(3,154)
United Parcel Service Inc	7/17/2026	(35)	$115	$402,500	$(1,575)
Verizon Communications Inc	7/17/2026	(1)	$45	$4,500	$(17)
Verizon Communications Inc	7/17/2026	(1)	$50	$5,000	$(5)
Verizon Communications Inc	7/17/2026	(117)	$48	$561,600	$(585)
Verizon Communications Inc	7/17/2026	(2)	$49	$9,800	$(8)
Walmart Inc	7/17/2026	(1)	$120	$12,000	$(45)
Walmart Inc	7/17/2026	(81)	$125	$1,012,500	$(1,215)
Total Written Call Options				$78,362,150	$(6,909,370)
(Premiums Received $5,536,327)

10

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Expressed in U.S. Dollars) 6/30/26

Security Description	Shares	Value
Common Stock (1.18%)

Consumer, Non-cyclical (1.18%)
Pyxus International Inc*,#	216,937	$715,892

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Total Common Stock (Cost $2,390,267)		715,892

	Par Value	Value
Corporate Debt (83.74%)

Communications (7.55%)
Gray Media Inc, 7.250%, 8/15/2033 (144A)	1,500,000	1,476,979
Sirius XM Radio LLC, 3.875%, 9/1/2031 (144A)	2,000,000	1,816,615
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 6.500%, 2/15/2029 (144A)	500,000	496,053
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 8.625%, 6/15/2032 (144A)	750,000	782,412
Total Communications		4,572,059

Consumer, Cyclical (33.57%)
Acushnet Co, 5.625%, 12/1/2033 (144A)	1,500,000	1,492,060
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,000,000	1,000,340
AMC Entertainment Holdings Inc, 7.500%, 2/15/2029 (144A)	2,000,000	1,857,709
AS Mileage Plan IP Ltd, 5.308%, 10/20/2031 (144A)	1,250,000	1,236,487
Beach Acquisition Bidco LLC, 10.000%, 7/15/2033 (144A)	1,750,000	1,987,201
Cinemark USA Inc, 5.250%, 7/15/2028 (144A)	1,500,000	1,497,413
Grupo Aeromexico SAB de CV, 8.625%, 11/15/2031 (144A)	1,250,000	1,281,250
Guitar Center Inc, 8.500%, 1/15/2029 (144A)	1,796,012	1,546,690
The Michaels Cos Inc, 8.500%, 3/15/2033 (144A)	1,250,000	1,238,118
PetSmart LLC / PetSmart Finance Corp, 7.500%, 9/15/2032 (144A)	1,750,000	1,750,382
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.000%, 1/15/2031 (144A)	1,500,000	1,494,002
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada’s Wonderland Co, 6.625%, 5/1/2032 (144A)	500,000	506,564
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.625%, 1/15/2032 (144A)	1,750,000	1,801,934
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)(b)	1,750,000	1,627,805
Total Consumer, Cyclical		20,317,955

Consumer, Non-cyclical (18.42%)
1261229 BC Ltd, 10.000%, 4/15/2032 (144A)	1,750,000	1,772,463
Augusta SpinCo Corp, 5.245%, 3/23/2036	1,250,000	1,250,942
The Geo Group Inc, 10.250%, 4/15/2031	1,500,000	1,620,675
Kraft Heinz Foods Co, 4.375%, 6/1/2046	320,000	255,989
The Kroger Co, 5.000%, 9/15/2034	1,000,000	986,789
Mars Inc, 5.650%, 5/1/2045 (144A)	1,750,000	1,738,853
Primo Water Holdings Inc / Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	752,798
Tenet Healthcare Corp, 5.500%, 11/15/2032 (144A)	750,000	745,767
Viking Baked Goods Acquisition Corp, 8.625%, 11/1/2031 (144A)	1,500,000	1,516,209
Viking Baked Goods Acquisition Corp, 8.625%, 11/1/2031 (144A)	500,000	505,403
Total Consumer, Non-cyclical		11,145,888

Energy (5.09%)
Phillips 66 Co, 6.200%, 3/15/2056(c)	1,500,000	1,506,557
Talos Production Inc, 9.375%, 2/1/2031 (144A)	1,500,000	1,575,480
Total Energy		3,082,037

Financial (9.72%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041(b)	750,000	603,933
American Homes 4 Rent LP, 5.500%, 2/1/2034	500,000	506,372

See accompanying notes to financial statements.

11

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/26

	Par Value	Value
First Industrial LP, 5.250%, 1/15/2031	1,000,000	$1,006,197
Iron Mountain Inc, 6.250%, 1/15/2035 (144A)	2,000,000	2,007,796
Vornado Realty LP, 5.750%, 2/1/2033	1,750,000	1,756,251
Total Financial		5,880,549

Industrial (2.48%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(d)	548,153	—
Honeywell Aerospace Inc, 5.732%, 3/16/2056 (144A)	1,500,000	1,499,929
Total Industrial		1,499,929

Technology (2.81%)
Oracle Corp, 3.600%, 4/1/2050	1,250,000	760,140
Oracle Corp, 6.700%, 2/4/2056	1,000,000	941,211
Total Technology		1,701,351

Utilities (4.10%)
EUSHI Finance Inc, 6.250%, 4/1/2056(c)	1,500,000	1,492,200
Xcel Energy Inc, 5.750%, 12/3/2056(c)	1,000,000	988,263
Total Utilities		2,480,463

Total Corporate Debt (Cost $50,137,871)		50,680,231

Municipal Bonds (0.04%)

Development (0.04%)
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(d)	250,000	2,813
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(d)	2,050,000	23,063
Total Development		25,876

Total Municipal Debt (Cost $2,281,632)		25,876

United States Treasury Bills (9.83%)
United States Treasury Bill, 0.000%, 09/22/26 (Cost $5,949,967)	6,000,000	5,949,880

Term Loans (3.66%)
PetSmart LLC, TSFRIM (floor 0.00%) + 4.000%, 08/18/2032(c)	498,750	497,713
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000% + 0.100%, 12/27/2027(c)	442,113	417,797
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(c)	294,742	293,637
Windstream Services LLC, TSFR1M (floor 0.000%) + 4.000%, 10/06/2032(c)	997,500	999,975
Total Term Loans (Cost $2,214,176)		2,209,122

	Contracts	Value
Purchased Options - Puts (0.04%)
iShares iBoxx USD High Yield Corporate Bond ETF	600	2,400
Notional amount $4,680,000, premiums paid $21,300, exercise price $78, expires 07/17/26
iShares iBoxx USD High Yield Corporate Bond ETF	175	1,050
Notional amount $1,382,500, premiums paid $8,925, exercise price $79, expires 07/17/26
iShares iBoxx USD High Yield Corporate Bond ETF	500	9,500
Notional amount $3,900,000, premiums paid $17,000, exercise price $78, expires 08/21/26
iShares iBoxx USD High Yield Corporate Bond ETF	250	9,500
Notional amount $1,975,000, premiums paid $13,202, exercise price $78, expires 08/21/26
Total Purchased Options (Cost $60,428)		22,450

Total Investments (Cost $63,034,341) (98.49%)		$59,605,962
Other Net Assets (1.51%)		914,465
Net Assets (100.00%)		$60,517,916

12

See accompanying notes to financial statements.

Shelton Tactical Credit FundPortfolio of Investments (Unaudited) (Continued) 6/30/26

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2026, these securities had a total aggregate market value of $37,030,588 which represented approximately 61.19% of net assets.

*Non income security.

#Security is illiquid.

(a)Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(b)Designated as collateral for Fund’s activity in securities sold short. As of June 30,2026, the Fund has no open short sales.

(c)Variable rate security.

(d)Defaulted security

Credit Default Swaps (-0.20%)*,**,***	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at June 30, 2026	Notional Amount	Period Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDXIG45 12/31	6/20/2031	1.00%	0.51%	1,000,000.00	Quarterly	(482,982)	(361,807)	(121,175)
Total Buy Protection						(482,982)	(361,807)	(121,175)

*For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

**For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

***For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

See accompanying notes to financial statements.

13

Statements of Assets & Liabilities June 30, 2026 (Unaudited)

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund	Shelton Equity Premium Income ETF
Assets
Investments in securities
Cost of investments	$19,098,774	$39,662,194	$62,973,913	$135,350,529
Cost of purchased options	—	—	60,428	—
Fair value of investments (Note 1)	26,105,243	44,634,126	59,581,000	158,537,703
Fair value of purchased options (Note 1)	—	—	22,451	—
Cash	90,298	196,152	314,078	457,235
Cash held at broker	—	—	714,431	367,135
Appreciation on futures	—	—	—	—
Securities sold receivable	—	—	507,500	—
Interest receivable	—	—	1,014,945	406
Dividend receivable	94,872	65,366	—	29,718
Reclaim receivable	4,478	253,143	—	—
Receivable from investment advisor	—	—	—	—
Receivable for fund shares sold	8,865	36,137	1,155,895	—
Prepaid expenses	16,622	17,295	52,003	—
Variation margin receivable	15,060	2,700	—	—
Other receivables	—	—	—	—
Total assets	$26,335,438	$45,204,919	$63,362,303	$159,392,197

Liabilities
Payables and other liabilities
Written options, at value (proceeds $-, $-, $-, $5,536,327, respectively)	—	—	—	6,909,370
Fair value of swap positions	—	—	482,982	—
Collateral for securities loaned	—	—	—	—
Variation margin payable	—	—	—	—
Due to broker	—	—	—	—
Interest payable	—	—	—	—
Depreciation on futures	—	—	—	—
Payable for fund shares repurchased	153,885	695	436,858	—
Payable to investment advisor	7,186	19,246	21,107	62,438
Distributions payable	—	—	851,509	—
Payable for securities purchased	—	—	1,005,000	—
Dividend tax payable	—	—	—	—
Accrued 12b-1 fees	372	973	481	—
Accrued administration fees	1,942	3,314	4,379	—
Accrued CCO fees	105	21,555	1,000	—
Accrued custody fees	—	—	—	—
Accrued expenses	1,075	10,348	12,148	—
Accrued fund accounting fees	10,313	10,938	13,711	—
Accrued printing fees	453	—	—	—
Accrued registration fees	16,753	13,903	—	—
Accrued shareholder servicing fees	—	—	—	—
Accrued transfer agent fees	18,077	28,929	14,245	—
Accrued trustee fees	235	—	967	—
Misc. fees and expense	—	—	—	—
Total liabilities	210,396	109,901	2,844,387	6,971,808

Net assets	$26,125,042	$45,095,018	$60,517,916	$152,420,389

Net assets at June 30, 2026 consist of
Paid-in capital	$15,787,974	$77,585,552	$72,221,387	$142,845,974
Distributable earnings/(loss)	10,337,068	(32,490,534)	(11,703,471)	9,574,415
Total net assets	$26,125,042	$45,095,018	$60,517,916	$152,420,389

14

See accompanying notes to financial statements.

Statements of Assets & Liabilities June 30, 2026 (Unaudited) (Continued)

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund	Shelton Equity Premium Income ETF

Net assets
Institutional Shares	$24,347,798	$40,453,710	$58,164,748	$—
Investor Shares	$1,777,244	$4,641,308	$2,353,168	$—
ETF Shares				$152,420,389

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	1,066,328	1,204,092	5,634,176	—
Investor Shares (no par value, unlimited shares authorized)	78,888	142,056	230,184	—
ETF Shares (no par value, unlimited shares authorized)				5,475,000

Net asset value per share
Institutional Shares	$22.83	$33.60	$10.32	$—
Investor Shares	$22.53	$32.67	$10.22	$—
ETF Shares				$27.84

See accompanying notes to financial statements.

15

Statements of Operations June 30, 2026

	Shelton Emerging Markets Fund	Shelton International Select Equity Fund	Shelton Tactical Credit Fund	Shelton Equity Premium Income ETF
	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)
Investment income
Interest income	$11,507	$8,736	$1,997,155	$1,180
Dividend income (net of foreign tax witheld: $38,162, $75,501, $26,275, and $1,176 respectively)	236,988	655,843	—	502,873
Other income	—	—	—	—
Income from securities lending, net	—	—	—	—
Total	$248,495	$664,579	$1,997,155	$504,053

Expenses
Swap expense	—	—	101,083	—
Management fees (Note 2)	123,922	163,949	215,121	263,847
Administration fees (Note 2)	11,157	19,942	26,167	—
Transfer agent fees	12,770	14,351	7,236	—
Accounting services	18,117	19,598	17,514	—
Custodian fees	12,974	11,511	3,607	—
Legal and audit fees	16,424	13,769	13,109	—
CCO fees (Note 2)	1,015	1,652	2,435	—
Trustees fees	3,637	3,225	3,610	—
Insurance	242	402	644	—
Printing	12,058	11,168	14,966	—
Broker fees	—	—	—	—
Registration and dues	17,346	16,385	12,135	—
12b-1 fees Investor Shares (Note 2)	1,734	5,743	2,843	—
Licensing fee	—	6,152	—	—
Total expenses	$231,396	$287,847	$420,470	$263,847
Less reimbursement from advisor (Note 2)	(108,345)	(63,229)	(101,798)	—
Net expenses	$123,051	$224,618	$318,672	$263,847
Net investment income	$125,444	$439,961	$1,678,483	$240,206

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	$2,874,111	$1,077,230	$217,294	$(2,381,949)
Net realized gain/(loss) from futures contracts	149,765	69,200	(6,643)	—
Net realized gain/(loss) from purchased option contracts	—	—	(141,739)	(163)
Net realized gain/(loss) from written options contracts	—	—	—	(5,021,927)
Net realized gain/(loss) from swap contracts	—	—	52,155	—
Total Net Realized gain/(loss)	3,023,876	1,146,430	121,067	(7,404,039)

Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	1,204,922	3,604,767	(464,819)	20,732,732
Change in unrealized appreciation/(depreciation) of futures	(25,535)	(13,815)	—	—
Change in unrealized appreciation/(depreciation) of purchased option contracts	—	—	8,324	—
Change in unrealized appreciation/(depreciation) of written option contracts	—	—	—	(1,415,567)
Change in unrealized appreciation/(depreciation) of swap contracts	—	—	(95,931)	—
Net realized and unrealized gain/(loss) on investments	$4,203,263	$4,737,382	$(431,359)	$11,913,126
Net increase/(decrease) in net assets resulting from operations	$4,328,707	$5,177,343	$1,247,125	$12,153,332

16

See accompanying notes to financial statements.

Statements of Changes in Net Assets June 30, 2026

	Shelton Emerging Markets Fund		Shelton International Select Equity Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income/(loss)	$125,444	$429,770	$439,961	$730,595
Net realized gain/(loss) from security transactions and foreign currency	2,874,111	3,689,148	1,077,230	11,745,304
Net realized gain/(loss) from futures contracts	149,765	56,975	69,200	93,159
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	1,204,922	2,654,259	3,604,767	(1,237,152)
Change in unrealized appreciation/(depreciation) of futures	(25,535)	21,305	(13,815)	6,140
Net increase/(decrease) in net assets resulting from operations	4,328,707	6,851,457	5,177,343	11,338,046

Distributions to shareholders
Distributions
Institutional Shares	—	(3,019,946)	—	(655,507)
Investor Shares	—	(237,191)	—	(47,478)
Institutional Return of Capital	—	—	—	—
Investor Return of Capital	—	—	—	—
Total Distributions	—	(3,257,137)	—	(702,985)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(904,088)	(4,191,592)	(2,170,793)	(9,061,390)
Total increase/(decrease)	3,424,619	(597,272)	3,006,550	1,573,671

Net assets
Beginning of year	22,700,423	23,297,695	42,088,468	40,514,797
End of year	$26,125,042	$22,700,423	$45,095,018	$42,088,468

	Shelton Tactical Credit Fund		Shelton Equity Premium Income ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income/(loss)	$1,678,483	$2,765,539	$240,206	$61,296
Net realized gain/(loss) from security transactions and foreign currency	217,294	197,937	(2,381,949)	(366,349)
Net realized gain/(loss) from futures contracts	(6,643)	(14,248)	—	—
Net realized gain/(loss) from written options contracts	—	—	(5,021,927)	(105,776)
Net realized gain/(loss) from purchased option contracts	(141,739)	(268,239)	(163)	(7)
Net realized gain/(loss) from swap contracts	52,155	(181,205)	—	—
Change in unrealized appreciation/(depreciation) of investments and foreign currency translation	(464,819)	1,301,389	20,732,732	2,454,442
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—
Change in unrealized appreciation/(depreciation) of written option contracts	—	—	(1,415,567)	42,524
Change in unrealized appreciation/(depreciation) of purchased option contracts	8,324	(109,818)	—	—
Change in unrealized appreciation/(depreciation) of swap contracts	(95,931)	(16,627)	—	—
Net increase/(decrease) in net assets resulting from operations	1,247,125	3,674,728	12,153,332	2,086,130

Distributions to shareholders
Distributions
Institutional Shares	(1,612,449)	(2,443,246)	—	—
Investor Shares	(62,815)	(124,790)	—	—
ETF Shares	—	—	(4,363,544)	(61,296)
Instiutional Return of Capital	—	—	—	—
Investor Return of Capital	—	—	—	—
ETF Shares Return of Capital	—	—	(240,206)	(891,700)
Total Distributions	(1,675,265)	(2,568,036)	(4,603,750)	(952,996)
Capital share transactions
Increase/(Decrease) in net assets resulting from capital share transactions	4,371,795	19,646,789	88,636,395	56,101,278
Total increase/(decrease)	3,943,655	20,753,481	95,195,977	57,234,412

Net assets
Beginning of year	56,574,261	35,820,779	57,234,412	—
End of year	60,517,916	$56,574,260	152,420,389	57,234,412

See accompanying notes to financial statements.

17

Statements of Changes in Net Assets June 30, 2026 (Continued)

Shelton Emerging Markets Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	147,851	$3,182,078	188,524	$3,591,242	73,942	$1,595,677	48,531	$931,846
Shares issued in reinvestment of distributions	—	—	144,952	2,735,170	—	—	12,049	223,148
Shares repurchased	(184,763)	(3,993,165)	(549,682)	(10,865,789)	(79,564)	(1,688,678)	(43,680)	(807,209)
Net increase/(decrease)	(36,912)	$(811,087)	(216,206)	$(4,539,377)	(5,622)	$(93,001)	16,900	$347,785

Shelton International Select Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	116,889	$3,724,690	452,340	$12,704,424	64,847	$2,031,226	116,463	$3,004,521
Shares issued in reinvestment of distributions	—	—	20,265	605,763	—	—	1,342	39,060
Shares repurchased	(172,694)	(5,576,516)	(787,331)	(21,889,691)	(75,102)	(2,350,193)	(136,386)	(3,525,467)
Net increase/(decrease)	(55,805)	$(1,851,826)	(314,726)	$(8,579,504)	(10,255)	$(318,967)	(18,581)	$(481,886)

Shelton Tactical Credit Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	718,345	$7,461,644	2,873,852	$29,777,653	18,466	$189,807	13,980	$142,104
Shares issued in reinvestment of distributions	157,141	1,609,654	236,306	2,437,049	5,472	55,505	10,715	109,429
Shares repurchased	(468,576)	(4,839,335)	(1,184,629)	(12,236,703)	(10,292)	(105,480)	(57,228)	(582,743)
Net increase/(decrease)	406,910	$4,231,963	1,925,529	$19,977,999	13,646	$139,832	(32,533)	$(331,210)

Shelton Equity Premium Income ETF*	ETF Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Shares sold	3,325,000	$87,636,395	2,175,000	$56,101,278
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	—	—
Net increase/(decrease)	3,325,000	$87,636,395	2,175,000	$56,101,278

*Commenced operations on September 8, 2025.

18

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

Shelton Emerging Markets Fund Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$19.13		$16.81	$17.53	$16.76	$19.86	$20.09
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09		0.35	0.28	0.26	0.17	— (b)
Net gain/(loss) on securities (both realized and unrealized)	3.61		5.10	0.01	2.27	(3.02)	0.15
Total from investment operations	3.70		5.45	0.29	2.53	(2.85)	0.15
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.37)	(0.70)	(0.22)	(0.25)	(0.38)
Distributions from capital gains	—		(2.76)	(0.31)	(1.54)	—	—
Total distributions	—		(3.13)	(1.01)	(1.76)	(0.25)	(0.38)
Net asset value, end of year or period	$22.83		$19.13	$16.81	$17.53	$16.76	$19.86

Total return	19.34	%(c)	32.99%	1.66%	15.43%	(14.33)%	0.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$24,498		$21,104	$22,178	$28,170	$22,812	$30,458
Ratio of expenses to average net assets:
Before expense reimbursements	1.86	%(d)	1.85%	1.77%	1.70%	1.77%	1.58%
After expense reimbursements	0.99	%(d)	0.98%	1.29%	1.70%	1.77%	1.56%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.06	)%(d)	0.98%	1.09%	1.34%	1.00%	(0.04)%
After expense reimbursements	0.81	%(d)	1.85%	1.57%	1.34%	1.00%	0.04%
Portfolio turnover	44	%(c)	82%	78%	63%	49%	21%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$18.89		$16.57	$17.31	$16.53	$19.64	$19.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.29	0.24	0.21	0.15	(0.05)
Net gain/(loss) on securities (both realized and unrealized)	3.56		5.02	—	2.24	(3.01)	0.15
Total from investment operations	3.64		5.31	0.24	2.45	(2.86)	0.10
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.23)	(0.67)	(0.13)	(0.25)	(0.38)
Distributions from capital gains	—		(2.76)	(0.31)	(1.54)	—	—
Total distributions	—		(2.99)	(0.98)	(1.67)	(0.25)	(0.38)
Net asset value, end of year or period	$22.53		$18.89	$16.57	$17.31	$16.53	$19.64

Total return	19.27	%(c)	32.63%	1.41%	15.15%	(14.56)%	0.52%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,777		$1,597	$1,120	$1,306	$914	$1,260
Ratio of expenses to average net assets:
Before expense reimbursements	2.10	%(d)	2.10%	2.02%	1.94%	2.03%	1.84%
After expense reimbursements	1.23	%(d)	1.23%	1.53%	1.94%	2.03%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.12	)%(d)	0.71%	0.89%	1.08%	0.86%	(0.28)%
After expense reimbursements	0.75	%(d)	1.58%	1.38%	1.08%	0.86%	(0.25)%
Portfolio turnover	44	%(c)	82%	78%	63%	49%	21%

(a)Calculated based upon average shares outstanding.

(b)Amount less than $(0.005).

(c)Not annualized.

(d)Annualized.

See accompanying notes to financial statements.

19

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton International Select Equity Fund Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$29.89		$23.28	$23.28	$20.81	$27.20	$25.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.30		0.48	0.43	0.37	0.47	0.16
Net gain/(loss) on securities (both realized and unrealized)	3.41		6.66	0.44	2.53	(5.72)	1.45
Total from investment operations	3.71		7.14	0.87	2.90	(5.25)	1.61
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.53)	(0.86)	(0.43)	(1.14)	(0.18)
Distributions from return of capital	—		—	(0.01)	—	—	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		(0.53)	(0.87)	(0.43)	(1.14)	(0.18)
Redemption Fees	—		—	—	—	—	—
Net asset value, end of year or period	$33.60		$29.89	$23.28	$23.28	$20.81	$27.20

Total return	12.41	%(c)	30.67%	3.68%	13.97%	(19.29)%	6.23%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$40,454		$37,656	$36,658	$46,806	$69,446	$149,505
Ratio of expenses to average net assets:
Before expense reimbursements	1.27	%(d)	1.31%	1.26%	1.18%	1.08%	0.99%
After expense reimbursements	0.99	%(d)	0.99%	0.99%	0.98%	1.00%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.61	%(d)	1.46%	1.45%	1.44%	1.99%	0.61%
After expense reimbursements	1.92	%(d)	1.78%	1.72%	1.64%	2.07%	0.61%
Portfolio turnover	24	%(c)	186%	56%	55%	44%	46%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$29.10		$22.57	$22.58	$20.21	$27.04	$25.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.25		0.39	0.35	0.31	0.47	0.11
Net gain/(loss) on securities (both realized and unrealized)	3.32		6.45	0.43	2.45	(5.73)	1.42
Total from investment operations	3.57		6.84	0.78	2.76	(5.26)	1.53
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.31)	(0.78)	(0.39)	(1.57)	(0.11)
Distributions from return of capital	—		—	(0.01)	—	—	—
Distributions from capital gains	—		—	—	—	—	—
Total distributions	—		(0.31)	(0.79)	(0.39)	(1.57)	(0.11)
Redemption Fees	—		—	—	—	—	—
Net asset value, end of year or period	$32.67		$29.10	$22.57	$22.58	$20.21	$27.04

Total return	12.27	%(c)	30.33%	3.45%	13.64%	(19.47)%	5.97%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$4,641		$4,432	$3,857	$5,078	$6,657	$30,219
Ratio of expenses to average net assets:
Before expense reimbursements	1.53	%(d)	1.56%	1.50%	1.43%	1.33%	1.23%
After expense reimbursements	1.23	%(d)	1.24%	1.24%	1.23%	1.25%	1.23%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.35	%(d)	1.17%	1.19%	1.29%	1.96%	0.40%
After expense reimbursements	1.63	%(d)	1.49%	1.46%	1.49%	2.04%	0.40%
Portfolio turnover	24	%(c)	186%	56%	55%	44%	46%

(a)Calculated based upon average shares outstanding.

(c)Not annualized.

(d)Annualized.

20

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Tactical Credit Fund Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$10.40		$10.09		$10.04		$9.98		$11.07		$10.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.30		0.63		0.55		0.50		0.28		0.23
Net gain/(loss) on securities (both realized and unrealized)	(0.09)		0.22		0.04		0.04	(b)	(1.08)		0.53
Total from investment operations	0.21		0.85		0.59		0.54		(0.80)		0.76
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)		(0.54)		(0.53)		(0.48)		(0.27)		(0.39)
Distributions from return of capital	—		—		(0.01)		—		(0.02)
Distributions from capital gains	—		—		—		—		—		—
Total distributions	(0.29)		(0.54)		(0.54)		(0.48)		(0.29)		(0.39)

Redemption fees	—		—		—		—		—		—
Net asset value, end of year or period	$10.32		$10.40		$10.09		$10.04		$9.98		$11.07

Total return	2.08	%(c)	8.55%		5.93%		5.70%		(7.27)%		7.09%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$58,165		$54,344		$33,316		$28,041		$32,821		$50,232
Ratio of expenses to average net assets:
Before expense reimbursements	1.09	%(d),(e)	1.24	%(e)	1.61	%(e)	1.83	%(e)	1.86	%(e)	2.13	%(e)
After expense reimbursements	0.75	%(d),(e)	0.80	%(e)	0.99	%(e)	1.23	%(e)	1.72	%(e)	2.04	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	5.44	%(d)	5.63%		4.91%		4.44%		2.54%		1.97%
After expense reimbursements	5.81	%(d)	6.06%		5.52%		5.04%		2.68%		2.06%
Portfolio turnover	59	%(c)	107%		111%		187%		63%		118%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
Net asset value, beginning of year	$10.30		$10.06		$10.03		$9.97		$11.05		$10.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.28		0.60		0.54		0.47		0.25		0.21
Net gain/(loss) on securities (both realized and unrealized)	(0.08)		0.21		0.02		0.05	(c)	(1.07)		0.51
Total from investment operations	0.20		0.81		0.56		0.52		(0.82)		0.72
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)		(0.57)		(0.52)		(0.46)		(0.24)		(0.38)
Distributions from return of capital	—		—		(0.01)		—		(0.02)		—
Distributions from capital gains	—		—		—		—		—		—
Total distributions	(0.28)		(0.57)		(0.53)		(0.46)		(0.26)		(0.38)

Redemption fees	—		—		—		—		—		—
Net asset value, end of year or period	$10.22		$10.30		$10.06		$10.03		$9.97		$11.05

Total return	1.98	%(c)	8.21%		5.67%		5.43%		(7.42)%		6.75%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,353		$2,230		$2,505		$3,123		$3,523		$4,556
Ratio of expenses to average net assets:
Before expense reimbursements	1.33	%(d),(e)	1.56	%(e)	1.86	%(e)	2.13	%(e)	2.11	%(e)	2.41	%(e)
After expense reimbursements	0.99	%(d),(e)	1.08	%(e)	1.24	%(e)	1.52	%(e)	1.97	%(e)	2.31	%(e)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	5.20	%(d)	5.34%		4.65%		4.18%		2.29%		1.83%
After expense reimbursements	5.55	%(d)	5.82%		5.27%		4.79%		2.43%		1.93%
Portfolio turnover	59	%(c)	107%		111%		187%		63%		118%

(a)Based on average shares outstanding for the period.

(b)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(c)Not annualized.

(d)Annualized.

(e)If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the periods ended June 30, 2026, 0.00% for the year ended December 31, 2025, 0.00% for the year ended December 31, 2024, 0.01% for the year ended December 31, 2023, 0.28% for the year ended December 31, 2022, and 0.21% for the year ended December 31, 2021, respectively.

See accompanying notes to financial statements.

21

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Equity Premium Income Etf	Period Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(a)
Net asset value, beginning of year	$26.32		$24.99
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.06		0.05
Net gain/(loss) on securities (both realized and unrealized)	2.62		1.82
Total from investment operations	2.68		1.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.03)
Distributions from return of capital	(1.10)		(0.51)
Distributions from capital gains	—		—
Total distributions	(1.16)		(0.54)

Redemption fees	—		—
Net asset value, end of year or period	$27.84		$26.32

Total return	10.46	%(c)	7.48	%(c)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$152,420		$57,234
Ratio of expenses to average net assets:
Before expense reimbursements	0.54	%(d)	0.54	%(d)
After expense reimbursements	0.54	%(d)	0.54	%(d)
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.48	%(d)	0.54	%(d)
After expense reimbursements	0.48	%(d)	0.54	%(d)
Portfolio turnover	21	%(c)	14	%(c)

(a)Fund commenced operations on September 8, 2025.

(b)Based on average shares outstanding for the period.

(c)Not annualized.

(d)Annualized.

22

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

Note 1 – Organization and Summary OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, management of the Advisor is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. As of June 30, 2026, the Trust consists of eleven separate series, four of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust.

The Shelton Emerging Markets Fund (“Emerging Markets Fund”) is an open-end diversified series of the Trust. The inception date of the Fund is June 26, 2020. The Fund’s investment objective is to seek long-term capital appreciation.

Shelton Tactical Credit Fund (“Tactical Credit Fund”) is an open-end, diversified series of the Trust. The inception date is December 12, 2013. The Fund’s investment objective is to seek current income and capital appreciation. Effective July 1, 2016, Shelton Capital Management became the advisor to the Fund.

The Shelton Equity Premium Income ETF (the “ETF”) seeks to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shares of the ETF are listed and traded on the NYSE Arca, Inc. market prices for the Shares may be different from their net asset value (“NAV”). The ETF issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of shares listed in the table below. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the ETF. Shares of the ETF may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Paralel Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the ETF. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

The ETF currently offers one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The ETF may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the ETF have equal rights and privileges.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees	Creation Units
Shelton Equity Premium Income ETF	SEPI	September 8, 2025	NYSE Arca, Inc.	$150	25,000

Shelton International Select Equity Fund (“International Select Fund”, and together with the Emerging Markets Fund, the Tactical Credit Fund, and the Shelton Equity Premium Income ETF, each a “Fund” and collectively, the “Funds”) is an open-end, diversified series of the Trust. The inception date is July 18, 2016. The Fund’s investment objective is to achieve long-term capital appreciation. Effective July 18, 2016, Shelton became the advisor to the Fund.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Credit default swaps are valued by pricing services using various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which the Tactical Credit Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories

23

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Tax reclaims are recorded on ex-dividend date. The Fund Accountant reconciles reclaims on their books to the Custodian’s on a semi-annual basis and provides this reconciliation to the Fund Administrator. The reconciliation provides substantial detail about each of the receivables and this data is reviewed against Shelton’s policy to determine reclaims that should be recorded or written off. Tax reclaims which are deemed de-minimis or uncollectible by the Fund Administrator are not recorded. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Reported net realized gain/(loss) from futures contracts for the Tactical Credit Fund are charges for the ability to trade futures. No futures transactions occurred during the period ended June 30, 2026.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Shelton Emerging Markets Fund and the Shelton International Select Equity Fund seek to replicate the performance of its sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category, region or group of companies, which could cause the Fund to underperform the overall stock market. As of June 30, 2026, the Shelton Emerging Markets Fund has a concentration of 26.21% in China and the Shelton International Select Equity Fund has a concentration of 35.92% in Japan.

The Tactical Credit Fund aims to use related credit asset classes on both the long and short side to generate an attractive rate of return with low volatility. Portfolio construction is implemented with a relative value framework and looks across the entire balance sheet of a corporation from senior secured down through subordinated, equity-linked bonds. This hedged approach is designed to generate performance that is less reliant on the direction of the overall market than a typical credit-based fund. This may result in the Fund having a larger concentration in certain sectors than others at a given point in time. As of June 30, 2026, Tactical Credit Fund had 28.35% of net assets invested in the Consumer-Cyclical sector.

Cash held at broker: Cash held at broker as shown in the Statement of Assets and Liabilities represents deposits with a broker pledged as collateral to meet margin requirements. This cash is restricted from being returned until either the position is closed or requirements change.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) Share Valuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Fund’s future tax

24

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at June 30, 2026 using fair value hierarchy:

Emerging Markets Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$25,207,849	$897,394	$—	$26,105,243
Total	$25,207,849	$897,394	$—	$26,105,243

Emerging Markets Fund(d)	Level 1(a),(e)	Level 2(a),(c)	Level 3(a)	Total
Future Contracts Assets/(Liabilities)	$(11,950)	$—	$—	$(11,950)
Total	$(11,950)	$—	$—	$(11,950)

International Select Equity Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$44,235,283	$398,843	$—	$44,634,126
Total	$44,235,283	$398,843	$—	$44,634,126

International Select Equity Fund(d)	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Future Contracts Assets/(Liabilities)	$(7,675)	$—	$—	$(7,675)
Total	$(7,675)	$—	$—	$(7,675)

Tactical Credit Fund – Assets	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$715,892	$58,867,620	$—	$59,605,962
Total	$715,892	$58,867,620	$—	$59,605,962

Tactical Credit Fund	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Credit Default Swaps Assets/(Liabilities)	$—	$(121,175)	$—	$(121,175)
Total	$—	$(121,175)	$	$(121,175)

Shelton Equity Premium Income ETF	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Investments in Securities	$158,537,703	$—	$—	$158,537,703
Total	$158,537,703	$—	$—	$158,537,703

Shelton Equity Premium Income ETF	Level 1(a),(b)	Level 2(a),(c)	Level 3(a)	Total
Written Option Assets/(Liabilities)	$(6,909,370)	$—	$—	$(6,909,370)
Total

(a)It is the Funds’ policy to recognize transfers in and out of Level 3 on the last day of the fiscal reporting period.

(b)All publicly traded common stocks and purchased options held by the Funds are classified as Level 1 securities, except as otherwise noted on the Portfolio of Investments for Tactical Credit Fund. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate bonds, municipal bonds, and term loans held in the Funds are Level 2 securities except as otherwise noted on the Portfolio of Investments. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d)Represents cumulative unrealized appreciation/depreciation on the last day of the reporting period.

25

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

Level 3 Securities
Tactical Credit Fund
Beginning Balance	$0
Net Purchases	—
Net Sales	—
Total Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	—
Distributions	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance	$0

The amount of change in unrealized appreciation/(depreciation) reflected in the Statement of Operations that is attributable to Level 3 securities still held as of period-end is $0.

	Fair Value as of 6/30/26	Unobservable Input	Valuation Techniques	Input Values	Impact to valuation from an increase to input
Tactical Credit Fund
CHC Group LLC	$—	Estimated future cash flows	Income approach	$0	Increase
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	$—	Estimated future cash flows	Income approach	$0	Increase

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. See Note 4 for this information as it relates to Shelton Equity Premium Income ETF.

The effect of derivative instruments on the Statements of Assets & Liabilities as of June 30, 2026:

Derivatives Not Accounted for as Hedging Instruments
International Select Equity Fund – Equity Contracts – Receivable/(Payable)	$2,700
Emerging Markets Fund – Equity Contracts – Receivable/(Payable)	15,060
Tactical Credit Fund – Credit Risk – Receivable/(Payable) for Credit Default Swaps	—

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Asset Derivatives
Interest Rate Risk
Purchased Interest Rate Options	$22,451
Total	$22,451

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026:

Derivatives Not Accounted for as Hedging Instruments	Amount of Realized Gain/(Loss) From Futures Contracts	Amount of Change in Unrealized Appreciation/ Depreciation from Futures Contracts
International Select Fund – Equity Contracts	$69,200	$(13,815)
Emerging Markets Fund – Equity Contracts	149,765	(25,535)

Tactical Credit Fund
Derivatives Not Accounted for as Hedging Instruments
Amount of Realized Gain/(Loss) Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options		$(141,739)
Credit Risk
Credit Default Swap		52,155
Total		$(89,584)

Derivatives Not Accounted for as Hedging Instruments
Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Interest Rate Risk
Purchased Interest Rate Options		$8,324
Credit Risk
Credit Default Swap		(95,931)
Total		$(87,607)

26

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

The previously disclosed derivative instruments outstanding as of June 30, 2025, and their effect on the Statements of Operations for the period January 1, 2026 through June 30, 2026, serve as indicators of the volume of activity for futures contracts and credit default swaps. The following table indicates the average volume of derivatives for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Month End Notional Value
Tactical Credit Fund - Purchased Options	$7,820,833
Tactical Credit Fund - Credit Default Swaps	20,833,333
Emerging Markets Fund – Equity Contracts	593,204
International Select Equity Fund – Equity Contracts	868,242

(m) Credit Default Swaps — During the period ended June 30, 2026, the Shelton Tactical Credit Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statements of Assets and Liabilities.

Note 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the contractual expense limits, for the period ended June 30, 2026 are as follows:

	Contractual Expense Limitation
Fund	Institutional Shares	Investor Shares	Expiration
Emerging Markets Fund*	0.97%	1.22%	5/1/27
International Select Equity Fund	0.98%	1.23%	5/1/27
Tactical Credit Fund**	0.73%	0.98%	5/1/27

*Prior to May 1, 2024, there was no expense limitation for both classes.

**Prior to May 1, 2025, the expense limitation for Institutional Shares and Investor Shares was 0.98% and 1.23%, respectively.

In accordance with the terms of the applicable management agreement, the Advisor receives compensation at the following annual rates:

Fund	Net Assets
Emerging Markets Fund	1.00%
International Select Equity Fund	0.74%
Tactical Credit Fund	0.74%
Shelton Equity Premium Income ETF	0.54%

At December 31, 2025, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was 1,204,627. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/26	Expires 12/31/27	Expires 12/31/28	Total
Emerging Markets Fund	$—	$126,799	$204,288	$331,087
International Select Equity Fund	118,414	122,022	135,236	375,672
Tactical Credit Fund	202,410	213,820	200,052	616,282
Total	$320,824	$462,641	$539,576	$1,204,627

27

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Pursuant to the investment advisory agreement between the Advisor and SCM Trust, on behalf of the ETF, the Advisor pays substantially all of the ETF’s expenses, subject to certain exclusions.

Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Vident Advisory, LLC.(the “Sub-Adviser”), the Sub-Adviser is responsible for trading portfolio securities for the Shelton Equity Premium Income ETF, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of Shelton, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

For the period ended June 30, 2026 the following were incurred:

Fund	Investor Class 12b-1 Fees
Emerging Markets Fund	$1,734
International Select Equity Fund	5,743
Tactical Credit Fund	2,843

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2026 were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Emerging Markets Fund	$10,653,761	$11,701,808	$—	$—
International Select Equity Fund	10,309,415	11,977,026	—	—
Tactical Credit Fund	31,738,066	29,902,221	—	—
Shelton Equity Premium Income ETF	19,845,100	20,920,226	85,768,787	—

NOTE 4 – OPTION CONTRACTS

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At June 30, 2026, the Shelton Equity Premium Income ETF had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$(6,909,370)

The effect of derivative instruments on the ETF’s Statement of Operations for the period ended June 30, 2026, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Gain/(Loss) on Derivatives
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) of written option contracts	$(5,021,927)	$(1,415,567)

28

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

Volume of derivative instruments held by the ETF during the period ended June 30, 2026, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Dollars	$(3,483,186)

Note 5 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, reclassifications were as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
Emerging Markets Fund	$(282,825)	$282,825

The reclassification of net assets consists primarily of taxable over distributions and non-deductible excise tax paid.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments including derivatives and foreign currency on December 31, 2025 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Fund	$17,245,747	$6,106,599	$(602,647)	$5,503,952
International Select Equity Fund	40,709,861	2,995,286	(1,899,468)	1,095,818
Tactical Credit Fund	58,455,184	1,438,473	(4,419,714)	(2,981,241)
Shelton Equity Premium Income ETF	52,823,302	3,630,179	(1,176,066)	2,454,113

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2025 was as follows:

	Distributions Payable	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
Emerging Markets Fund	$—	$—	$289,503	$229,762	$5,503,952	$(14,856)	$6,008,361
International Select Equity Fund	—	—	138,430	—	1,095,818	(38,902,125)	(37,667,877)
Tactical Credit Fund	—	—	3,365	—	(2,981,241)	(8,297,454)	(11,275,330)
Shelton Equity Premium Income ETF	—	—	—	—	2,454,113	(429,279)	2,024,834

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax treatment of derivatives, wash sales, Passive Foreign Investment Companies, and certain other investments.

During the current year the Shelton Emerging Markets Fund deferred $14,856 of post-October specified ordinary losses and the Tactical Credit Fund deferred $17,454 of post-October specified ordinary losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of December 31, 2025, available to offset future capital gains, if any, are as follows:

	Emerging Markets	International Select	Tactical Credit	Shelton Equity Premium Income ETF
Long Term with no Limitation with no Limit	$—	$29,966,300	$5,334,565	$—
Short Term with no Limitation with no Limit	—	8,895,833	2,945,435	284,701
Long Term Subject to Annual Limitation	—	—	—	—
Short Term Subject to Annual Limitation	—	—	—	—
Total	$—	$38,862,133	$8,280,000	$284,701
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2025	$—	$11,122,418	$—	$—

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

29

SCM TrustNotes to Financial Statements (Unaudited)June 30, 2026

The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital		Long-Term Capital Gains	Exempt- Interest Dividends	Total Distributions
Emerging Markets Fund	December 31, 2025	$1,581,062	$—		$1,676,075	$—	$3,257,137
	December 31, 2024	939,511	—		408,775	—	1,348,286

International Select Fund	December 31, 2025	702,985	—		—	—	702,985
	December 31, 2024	1,438,083	15,816	(a)	—	—	1,453,899

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital		Long-Term Capital Gains	Exempt- Interest Dividends	Total Distributions
Tactical Credit Fund	December 31, 2025	2,568,032	—		—	—	2,568,032
	December 31, 2024	1,821,037	35,616	(a)	—	—	1,856,653
Shelton Equity Premium Income ETF	December 31, 2025	61,296	891,700		—	—	952,996

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

Note 6 – SECURITIES LENDING

The Funds have entered into an agreement with State Street Bank and Trust Company (the “Lending Agent”), dated March 30, 2026 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the State Street Navigator Securities Lending Government Money Market Portfolio. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement. There were no securities out on loan for any of the Funds as of June 30, 2026.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of June 30, 2026, no securities were on loan.

Note 7 – BORROWINGS

In connection with the short sale arrangement between JP Morgan and Shelton Tactical Credit Fund, the Fund may borrow in excess of the short sale proceeds. There were no borrowings during the period.

NOTE 8 – Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, but it does not have a material impact on the financial statements for the period ended June 30, 2026.

Note 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

30

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

31

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•The Investment Advisory Agreement dated October 11, 2016, between SCM Trust, on behalf of the Shelton International Select Equity Fund (the “International Select Equity Fund”) and the Shelton Tactical Credit Fund (the “Tactical Credit Fund”) (each a “Fund” and together with the Shelton Emerging Markets Fund, the “Funds”), and Shelton Capital Management (“Shelton Capital” or “SCM”); and

•The Investment Advisory Agreement dated February 6, 2020, between SCM Trust, on behalf of the Shelton Emerging Markets Fund (the “Emerging Markets Fund”), and Shelton Capital Management (collectively, the “SCM Advisory Agreements”).

At a meeting held on March 5-6, 2026, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the SCM Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital and third-party sources. This information, together with other information provided by Shelton Capital, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided to the Shelton Emerging Markets Fund (the “Emerging Markets Fund”), the Shelton International Select Equity Fund (the “International Select Equity Fund”), and the Shelton Tactical Credit Fund (the “Tactical Credit Fund”) by Shelton Capital, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; compliance; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, with Shelton Capital representatives, and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the SCM Advisory Agreements, the Board, including a majority of the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and, noting Shelton Capital’s additions over recent years, determined that Shelton Capital was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and Shelton Capital’s commitment to these programs; each of their efforts to keep the Trustees informed; and Shelton Capital’s attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreement.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods necessary to perform its duties under the SCM Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the Institutional Class of each Fund for the 1-year, 3-year, 5-year, and 10-year periods ended December 31, 2025 (as applicable):

•For the Emerging Markets Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year, 5-year, and 10-year periods and in the second lowest performing quartile over the 3-year period.

•For the Shelton International Select Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 1-year and 3-year periods and in the lowest performing quartile over the 5-year period.

•For the Shelton Tactical Credit Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year period, the second highest performing quartile over the 5-year and 10-year periods, and in the second lowest performing quartile over the 3-year period.

The Board ultimately concluded that Shelton Capital’s performance records in managing the applicable Funds were satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s continued management under the applicable SCM Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by Shelton Capital after taking into consideration the expense limitation arrangements on certain Funds.

The Board noted that the maximum management fee charged by each Class of each Fund was higher than the relevant Fund’s peer category median.

32

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Board also observed that the total annual operating expense ratios of each Class of the Shelton Tactical Credit Fund and the Institutional Class of the Shelton Emerging Markets Fund, after taking into account any applicable expense limitations and waivers, were lower than the relevant Fund’s peer category median, while the total annual operating expense ratios of the Investor Class of the Shelton Emerging Markets Fund and each class of the Shelton International Select Equity Fund, after taking into account any applicable expense limitations and waivers, were higher than the relevant Fund’s peer category median.

Comparable Accounts

The Board noted certain information provided by Shelton Capital regarding fees charged to other clients utilizing a strategy similar to that employed by certain Funds. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s other clients employing a comparable strategy to each applicable Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s costs of providing services to the Funds. The Board also reviewed the resulting level of profits to Shelton Capital, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s profitability, in order to ensure that Shelton Capital has sufficient resources to continue to provide the services that shareholders in the Funds require. The Trustees also noted that currently, Shelton Capital has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations and may extend those limits in the future.

The Board also considered whether Shelton Capital receives any material indirect benefits from managing the Funds, noting the soft dollars benefits accrued to Shelton Capital.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each Fund’s cost structure and level of profits for Shelton Capital, were reasonable and that economies of scale and material indirect benefits to Shelton Capital, to the extent present with respect to a Fund, were of value to the Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the SCM Advisory Agreements, the Board had received sufficient information to renew and approve the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each SCM Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each applicable Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital by the Funds, and that the renewal of the SCM Advisory Agreements with respect to the Emerging Markets Fund, International Select Equity Fund, and Tactical Credit Fund, as applicable, was in the best interests of each Fund and its shareholders.

SEMI-ANNUAL Financial Statements and
Additional Information

June 30, 2026

ICON Consumer Select Fund
ICON Equity Fund
ICON Equity Income Fund
ICON Flexible Bond Fund
ICON Health and Information Technology Fund
ICON Natural Resources and Infrastructure Fund
ICON Utilities and Income Fund

Table of Contents	June 30, 2026

See accompanying notes to financial statements.

ICON Consumer Select FundPortfolio of Investments (Unaudited)6/30/26

Security Description	Shares	Value
Common Stock (99.92%)

Communications (5.13%)
eBay Inc	11,980	$1,338,765

Consumer, Cyclical (10.06%)
Gentherm Inc*	12,800	436,608
Gildan Activewear Inc	21,700	1,119,720
RH*	3,900	642,447
Visteon Corp	4,300	426,603
Total Consumer, Cyclical		2,625,378

Consumer, Non-cyclical (20.22%)
The Boston Beer Co Inc*	3,020	534,631
Coca-Cola Europacific Partners PLC	15,452	1,546,282
Koninklijke Ahold Delhaize NV	33,019	1,329,345
Tyson Foods Inc	16,000	916,000
US Foods Holdings Corp	9,300	950,925
Total Consumer, Non-cyclical		5,277,183

Financial (64.51%)
American Express Co	4,400	1,488,300
Arch Capital Group Ltd*	15,200	1,475,312
Assurant Inc	2,242	602,044
Equitable Holdings Inc	33,500	1,469,980
Everest Group Ltd	3,200	1,143,136
Fidelity National Financial Inc	20,500	966,780
The Hartford Insurance Group Inc	9,720	1,288,094
Huntington Bancshares Inc	71,816	1,273,298
KeyCorp	25,000	576,250
LPL Financial Holdings Inc	4,311	1,214,322
Mastercard Inc	2,100	1,078,560
RenaissanceRe Holdings Ltd	3,850	1,220,065
Visa Inc	4,700	1,612,524
Voya Financial Inc	15,733	1,424,308
Total Financial		16,832,973

Total Common Stock (Cost $19,535,257)		26,074,299

Money Market Funds (0.34%)
Fidelity Investments Money Market Government Porfolio - 7-Day Yield 3.53% (Cost $89,645)	89,645	89,645

Total Investments (Cost $19,624,902) (100.26%)		$26,163,944
Liabilities in Excess of Other Assets (-0.26%)		(66,607)
Net Assets (100.00%)		$26,097,337

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (Unaudited)6/30/26

Security Description	Shares	Value
Common Stock (98.85%)

Basic Materials (12.96%)
Century Aluminum Co*	40,500	$1,863,405
The Chemours Co	65,800	1,350,216
International Paper Co	31,700	1,207,770
Kaiser Aluminum Corp	16,000	3,130,080
Total Basic Materials		7,551,471

Communications (6.23%)
Extreme Networks Inc*	80,000	2,589,600
Vodafone Group PLC	78,800	1,042,130
Total Communications		3,631,730

Consumer, Cyclical (20.64%)
Delta Air Lines Inc	26,900	2,519,451
Douglas Dynamics Inc	40,750	2,198,463
Gildan Activewear Inc	23,600	1,217,760
Magna International Inc	27,100	1,779,386
MSC Industrial Direct Co Inc	17,750	2,111,363
RH*	6,350	1,046,036
Southwest Airlines Co	22,400	1,151,808
Total Consumer, Cyclical		12,024,267

Consumer, Non-cyclical (2.94%)
Euronet Worldwide Inc*	11,683	855,079
Global Payments Inc	11,837	858,893
Total Consumer, Non-cyclical		1,713,972

Energy (2.64%)
Phillips 66	9,100	1,538,355
Total Energy		1,538,355

Financial (24.34%)
Bank of America Corp	32,488	1,851,166
Horace Mann Educators Corp	41,800	2,158,970
JPMorgan Chase & Co	6,850	2,242,211
Kearny Financial Corp	212,100	2,006,466
Lazard Inc	31,600	1,325,304
LPL Financial Holdings Inc	6,800	1,915,424
Mastercard Inc	1,427	732,907
Truist Financial Corp	39,100	1,947,962
Total Financial		14,180,410

Industrial (11.63%)
Alamo Group Inc	7,400	1,217,226
Armstrong World Industries Inc	12,800	2,053,376
Avnet Inc	19,150	1,700,903
Stanley Black & Decker Inc	19,200	1,807,104
Total Industrial		6,778,609

Technology (17.47%)
Broadcom Inc	3,200	1,208,800
CEVA Inc*	29,500	1,391,220
NVIDIA Corp	5,600	1,120,504
Seagate Technology Holdings PLC	5,420	5,230,300
Synaptics Inc*	9,900	1,229,877
Total Technology		10,180,701

Total Common Stock (Cost $36,980,125)		57,599,515

See accompanying notes to financial statements.

ICON Equity FundPortfolio of Investments (Unaudited) (Continued)6/30/26

Investment Companies (1.49%)	Shares	Value
Exchange-Traded Funds (1.49%)
Direxion Daily Small Cap Bull 3X ETF	8,450	$634,680
iShares MSCI ACWI ETF	1,500	235,455
		870,135

Total Investment Companies (Cost $501,687)		870,135

Total Investments (Cost $37,481,812) (100.34%)		$58,469,650
Liabilities in Excess of Other Assets (-0.34%)		(197,965)
Net Assets (100.00%)		$58,271,685

*Non-income producing security.

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Unaudited)6/30/26

Security Description	Shares	Value
Common Stock (98.06%)

Basic Materials (5.16%)
The Chemours Co	87,100	$1,787,292
Huntsman Corp	49,100	521,442
Total Basic Materials		2,308,734

Communications (9.51%)
AT&T Inc	88,000	1,821,600
Nexstar Media Group Inc	8,075	1,442,114
Vodafone Group PLC	75,031	992,285
Total Communications		4,255,999

Consumer, Non-Cyclical (19.40%)
Amgen Inc	4,500	1,629,540
Archer-Daniels-Midland Co	25,000	1,910,000
GSK PLC	32,800	1,719,376
Ingredion Inc	10,600	1,003,926
Insperity Inc	36,000	1,487,160
ManpowerGroup Inc	5,700	192,489
Nomad Foods Ltd	68,000	744,600
Total Consumer, Non-Cyclical		8,687,091

Financial (31.21%)
Horace Mann Educators Corp	42,300	2,184,795
Huntington Bancshares Inc	61,654	1,093,125
ING Groep NV	73,403	2,303,386
Kearny Financial Corp	200,000	1,892,000
KeyCorp	91,600	2,111,381
Lazard Inc	23,643	991,587
OneMain Holdings Inc	28,000	1,707,160
The Western Union Co	220,500	1,697,850
Total Financial		13,981,284

Industrial (8.03%)
Energizer Holdings Inc	75,000	1,608,000
Lockheed Martin Corp	3,900	1,986,894
Total Industrial		3,594,894

Utilities (24.75%)
The AES Corp	136,428	2,000,034
DTE Energy Co	16,100	2,453,157
Evergy Inc	28,900	2,497,827
National Fuel Gas Co	26,537	2,048,922
Portland General Electric Co	40,162	2,081,596
Total Utilities		11,081,536

Total Common Stock (Cost $36,022,331)		43,909,538

Corporate Debt (0.58%)	Par Value	Value
Energy (0.58%)
NuStar Logistics LP (Cost $251,450)	250,000	258,340

Asset Backed Securities (0.33%)
New Economy Assets - Phase 1 Sponsor LLC (144A) (Cost $223,402)	250,000	149,275

See accompanying notes to financial statements.

ICON Equity Income FundPortfolio of Investments (Unaudited) (Continued)6/30/26

Investment Companies (7.07%)	Shares	Value
Exchange-Traded Funds (0.03%)
Invesco Senior Loan ETF	800	16,296

Money Market Funds (7.07%)
Fidelity Investments Money Market Government Porfolio - 7-Day Yield 3.53%	3,147,969	3,147,969

Total Investment Companies (Cost $3,164,633)		3,147,969

Total Investments (Cost $39,661,816) (106.04%)		$47,481,418
Liabilities in Excess of Other Assets (-6.04%)		(2,705,818)
Net Assets (100.00%)		$44,775,600

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2026, these securities had a total aggregate market value of $149,275 which represented approximately 0.33% of net assets.

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Unaudited)6/30/26

Security Description	Shares	Value
Common Stock (2.01%)

Communications (0.18%)
AT&T Inc	26,613	$550,889
Verizon Communications Inc	10,000	423,400
Total Communications		974,289

Financial (1.83%)
AGNC Investment Corp	741,926	8,086,993
California First Leasing Corp*	483	725,190
Crescent Capital BDC Inc	92,787	1,013,234
Total Financial		9,825,417

Total Common Stock (Cost $10,530,198)		10,799,706

Corporate Debt (49.32%)

Basic Materials (1.55%)
Big River Steel LLC / BRS Finance Corp, 6.625%, 01/31/29 (144A)	5,000,000	5,006,364
Huntsman International LLC, 5.700%, 10/15/34	2,000,000	1,925,233
Mineral Resources Ltd, 9.250%, 10/01/28 (144A)	1,364,000	1,408,266
Total Basic Materials		8,339,863

Communications (1.55%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 03/01/30 (144A)	2,000,000	1,896,302
Cincinnati Bell Telephone Co LLC, 6.300%, 12/01/28	5,315,000	5,394,725
DISH Network Corp, 11.750%, 11/15/27 (144A)	1,000,000	1,027,552
Total Communications		8,318,579

Consumer, Cyclical (4.17%)
Aptiv Swiss Holdings Ltd, 6.875%, 12/15/54(a)	2,500,000	2,555,315
Avianca Midco 2 PLC, 9.000%, 12/01/28 (144A)	1,556,714	1,590,573
Beazer Homes USA Inc, 7.500%, 03/15/31 (144A)	3,000,000	2,986,718
Carvana Co, 9.000%, 06/01/31 (144A)	250,000	275,901
Champ Acquisition Corp, 8.375%, 12/01/31 (144A)	3,497,000	3,659,215
General Motors Financial Co Inc, 5.750%(a),(b)	1,500,000	1,498,763
JetBlue Airways Corp / JetBlue Loyalty LP, 9.875%, 09/20/31 (144A)	2,000,000	1,811,426
Mattamy Group Corp, 6.000%, 12/15/33 (144A)	2,000,000	1,919,810
Tenneco Inc, 8.000%, 11/17/28 (144A)	3,000,000	3,018,762
Veritiv Operating Co, 10.500%, 11/30/30 (144A)	3,000,000	3,068,202
Total Consumer, Cyclical		22,384,685

Consumer, Non-cyclical (4.80%)
Altria Group Inc, 9.950%, 11/10/38	7,000,000	9,267,468
Bausch + Lomb Corp, 8.375%, 10/01/28 (144A)	2,180,000	2,239,950
CVS Pass-Through Trust Series 2013, 4.704%, 01/10/36 (144A)	562,598	525,073
Deluxe Corp, 8.000%, 06/01/29 (144A)	2,000,000	2,014,214
Embecta Corp, 5.000%, 02/15/30 (144A)	2,000,000	1,556,955
Green Dot Corp, 8.750%, 09/15/29 (144A)	2,000,000	2,180,000
Horizon Mutual Holdings Inc, 6.200%, 11/15/34 (144A)	4,500,000	4,372,850
The J M Smucker Co, 6.500%, 11/15/43	1,250,000	1,345,120
Perrigo Co PLC, 5.300%, 11/15/43	3,485,000	2,265,250
Total Consumer, Non-cyclical		25,766,880

Energy (6.13%)
APA Corp, 4.750%, 04/15/43	2,000,000	1,653,282
APA Corp, 5.250%, 02/01/42	2,000,000	1,730,180
APA Corp, 5.350%, 07/01/49	3,000,000	2,606,930

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Unaudited) (Continued)6/30/26

Security Description	Shares	Value
Enbridge Inc, 8.250%, 01/15/84(a)	1,000,000	1,055,625
Energy Transfer LP, 6.000%, 02/01/29 (144A)	3,000,000	3,023,681
Energy Transfer LP, 6.500%(a),(b)	2,500,000	2,501,290
Enterprise Products Operating LLC, 6.897%, 08/16/77(a)	1,711,000	1,711,453
NuStar Logistics LP, 6.375%, 10/01/30	2,000,000	2,066,716
ONEOK Inc, 6.400%, 05/01/37	3,000,000	3,147,258
Phillips 66 Co, 5.875%, 03/15/56(a)	4,000,000	3,969,881
Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	6,490,000	6,763,080
Tidewater Inc, 9.125%, 07/15/30 (144A)	2,500,000	2,675,100
Total Energy		32,904,476

Financial (19.92%)
ACRES Commercial Realty Corp, 5.750%, 08/15/26	6,560,000	6,560,757
The Allstate Corp, 6.851%, 08/15/53(a)	900,000	902,199
Aretec Group Inc, 10.000%, 08/15/30 (144A)	1,350,000	1,422,000
The Bank of Nova Scotia, 7.350%, 04/27/85(a)	2,000,000	2,072,230
Capital One Financial Corp, 5.500%(a),(b)	2,000,000	1,996,353
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,496,366
Citigroup Inc, 6.500%(a),(b)	2,000,000	2,023,211
Citigroup Inc, 6.750%(a),(b)	2,000,000	2,027,918
Citigroup Inc, 6.950%(a),(b)	2,000,000	2,046,050
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,580,796
Corebridge Financial Inc, 6.875%, 12/15/52(a)	4,000,000	4,057,959
Corebridge Financial Inc, 6.875%(a),(b)	3,000,000	3,121,770
Enova International Inc, 11.250%, 12/15/28 (144A)	2,000,000	2,107,312
Enstar Finance LLC, 5.500%, 01/15/42(a)	2,500,000	2,484,351
F&G Annuities & Life Inc, 6.500%, 06/04/29	2,000,000	2,043,758
Fifth Third Bancorp, 7.027%(a),(b)	500,000	500,448
Fifth Third Bancorp, 7.123%(a),(b)	6,718,000	6,725,262
Genworth Holdings Inc, 5.915%, 11/15/36(a)	5,151,000	4,326,314
Genworth Holdings Inc, 6.500%, 06/15/34	715,000	711,425
Huntington Bancshares Inc, 6.250%(a),(b)	3,500,000	3,535,700
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 06/15/30	3,000,000	2,797,604
M&T Bank Corp, 3.500%(a),(b)	4,412,000	4,378,727
MetLife Inc, 10.750%, 08/01/39	2,000,000	2,597,604
Nationwide Financial Services Inc, 6.750%, 05/15/37	8,500,000	8,492,010
Phoenix Aviation Capital Ltd, 9.250%, 07/15/30	2,600,000	2,685,826
The PNC Financial Services Group Inc, 3.400%(a),(b)	12,000,000	11,953,360
PXRE Capital Trust VI, 8.754%, 09/30/33 (144A)(a)	1,000,000	936,390
Sammons Financial Group Inc, 4.750%, 04/08/32 (144A)	2,500,000	2,410,289
Saratoga Investment Corp, 4.350%, 02/28/27	1,324,000	1,299,133
Sumisho Air Lease Corp, 4.125%(a),(b)	5,500,000	5,385,024
Talcott Resolution Life Inc, 7.650%, 06/15/27	3,000,000	3,023,998
Truist Financial Corp, 6.669%(a),(b)	2,000,000	1,998,471
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,078,462
Total Financial		106,779,077

Government (2.40%)
CoBank ACB, 7.250%(a),(b)	345,000	350,847
Farm Credit Bank of Texas, 7.000%(a),(b)	4,950,000	5,049,000
Farm Credit Bank of Texas, 7.750%(a),(b)	7,165,000	7,475,918
		12,875,765
Industrial (1.67%)
Cascades Inc/Cascades USA Inc, 5.375%, 01/15/28 (144A)	2,000,000	1,995,000
FTAI Aviation Investors LLC, 5.500%, 05/01/28 (144A)	4,000,000	3,990,388
Stanley Black & Decker Inc, 6.707%, 03/15/60(a)	3,000,000	2,986,684
Total Industrial		8,972,072

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Unaudited) (Continued)6/30/26

Security Description	Shares	Value
Utilities (7.13%)
AltaGas Ltd, 7.200%, 10/15/54 (144A)(a)	2,000,000	2,096,808
American Electric Power Co Inc, 3.875%, 02/15/62(a)	3,000,000	2,967,067
American Electric Power Co Inc, 5.800%, 03/15/56(a)	3,290,000	3,271,937
American Electric Power Co Inc, 7.050%, 12/15/54(a)	2,000,000	2,079,748
Dominion Energy Inc, 6.000%, 02/15/56(a)	1,500,000	1,506,641
Entergy Corp, 7.125%, 12/01/54(a)	4,000,000	4,135,640
Eversource Energy, 6.100%, 08/15/56(a)	3,000,000	2,994,149
NextEra Energy Capital Holdings Inc, 0.000%, 10/01/66(a)	2,000,000	1,839,595
NextEra Energy Capital Holdings Inc, 3.800%, 03/15/82(a)	5,000,000	4,931,774
PacifiCorp, 7.125%, 08/15/56(a)	6,000,000	5,959,723
Spire Inc, 6.250%, 06/01/56(a)	5,000,000	4,980,649
Vistra Operations Co LLC, 5.000%, 07/31/27 (144A)	1,460,000	1,458,972
Total Utilities		38,222,703

Total Corporate Debt (Cost $263,013,065)		264,564,100

Asset Backed Securities (28.12%)

Atrium Hotel Portfolio Trust 2024-ATRM, 7.679%, 11/10/29 (144A)(a)	5,000,000	5,100,440
BANK 2019-BNK17, 3.000%, 04/15/52 (144A)	7,000,000	5,963,271
BANK5 2024-5YR8, 4.000%, 08/15/57 (144A)	7,333,000	6,517,848
BBCMS Mortgage Trust 2024-5C27, 4.000%, 07/15/57 (144A)	6,674,000	5,933,967
Benchmark 2024-V5 Mortgage Trust, 4.000%, 01/10/57 (144A)	4,249,000	3,876,532
BMO 2024-5C3 Mortgage Trust, 4.000%, 02/15/57 (144A)(a)	7,324,000	6,570,121
BMO 2024-5C4 Mortgage Trust, 4.250%, 05/15/57 (144A)(a)	3,374,000	2,943,393
BX 2025-BIO3 Mortgage Trust, 6.961%, 02/10/42 (144A)(a)	5,000,000	4,950,281
BX Commercial Mortgage Trust 2024-BRBK, 8.507%, 10/15/41 (144A)(a)	2,000,000	1,994,714
BXMT 2020-FL2 LTD, 5.942%, 02/15/38 (144A)(a)	3,500,000	3,474,693
BXMT 2021-FL4 Ltd, 6.251%, 05/15/38 (144A)(a)	10,000,000	9,558,413
BXMT 2026-FL6 Ltd, 6.463%, 08/19/43 (144A)(a)	5,000,000	5,000,133
CBAT 2026-1, 0.000%, 04/25/41	12,277,315	10,990,763
Finance of America Structured Securities Trust, 3.500%, 11/25/74 (144A)	1,186,508	1,153,123
GNR 2024-H17 IG, 1.285%, 09/20/74(a)	23,831,596	2,079,023
GNR 2024-H18 HI, 1.042%, 10/20/74(a)	11,486,693	964,742
GPMT 2021-FL3 Ltd, 7.402%, 07/16/35 (144A)(a)	4,465,000	4,454,619
GPMT 2021-FL4 Ltd, 7.208%, 12/15/36 (144A)(a)	5,000,000	4,453,847
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 05/15/29	2,324,444	2,339,772
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/28	2,904,554	2,929,274
KREF 2021-FL2 Ltd, 5.951%, 02/15/39 (144A)(a)	5,000,000	4,985,529
LoanCore 2021-CRE6 Issuer Ltd, 7.190%, 11/15/38 (144A)(a)	5,000,000	4,986,201
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1, 4.000%, 03/15/58 (144A)	4,098,000	3,564,593
MRQI 2026-HI1A C, 5.500%, 01/25/46	9,470,694	9,360,067
MRQI 2026-HI1A D, 6.000%, 01/25/46	1,894,139	1,876,420
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, 10/20/61 (144A)	4,000,000	3,270,000
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/61 (144A)	6,750,000	4,030,425
Onity Loan Investment Trust 2025-HB1, 3.000%, 06/25/38 (144A)(a)	1,877,000	1,770,982
SMB Private Education Loan Trust 2014-A, 4.500%, 09/15/45 (144A)	3,000,000	2,694,224
STWD 2021-FL2 Ltd, 6.552%, 04/18/38 (144A)(a)	12,654,000	12,678,530
STWD 2022-FL3 Ltd, 6.843%, 11/15/38 (144A)(a)	3,590,000	3,569,448
UNIV Trust 2025-APTS, 6.327%, 11/15/42 (144A)(a)	3,000,000	2,980,448
VMC Finance 2021-FL4 LLC, 6.102%, 06/16/36 (144A)(a)	3,828,795	3,795,301
Total Asset Backed Securities (Cost $155,594,253)		150,811,137

See accompanying notes to financial statements.

ICON Flexible Bond FundPortfolio of Investments (Unaudited) (Continued)6/30/26

Security Description	Shares	Value
Preferred Stock (9.34%)

Annaly Capital Management Inc, 8.167%(a)	159,795	3,932,555
Annaly Capital Management Inc, 8.988%(a),(b)	63,729	1,620,628
Bank of America Corp, 7.250%	5,259	6,596,995
Capital One Financial Corp, 5.000%	83,404	1,524,625
Digital Realty Trust Inc, 5.200%(b)	57,195	1,125,026
JPMorgan Chase & Co, 5.750%	481,127	11,551,859
UMH Properties Inc, 6.375%	619,145	13,033,002
US Bancorp, 3.750%	307,478	4,486,104
Wells Fargo & Co, 7.500%	5,383	6,227,848
Total Preferred Stock (Cost $51,789,864)		50,098,642

Investment Companies (9.53%)

Exchange-Traded Funds (0.67%)
Invesco Senior Loan ETF	2,722	55,447
State Street SPDR Bloomberg High Yield Bond ETF	10,000	963,700
State Street SPDR Bloomberg Short Term High Yield Bond ETF	103,498	2,590,555
Total Exchange Traded Funds		3,609,702

Mutual Funds (6.09%)
Ares Dynamic Credit Allocation Fund Inc	97,237	1,228,103
BlackRock Floating Rate Income Trust	141,491	1,508,294
Blackstone Senior Floating Rate 2027 Term Fund	152,212	1,971,145
Blackstone Strategic Credit 2027 Term Fund	60,067	678,757
Eaton Vance Floating-Rate Income Trust	180,280	1,947,024
Eaton Vance Senior Floating-Rate Trust	164,734	1,746,180
Eaton Vance Senior Income Trust	327,921	1,633,047
Invesco Senior Income Trust	628,354	1,885,062
Nuveen Credit Strategies Income Fund	306,035	1,487,330
Nuveen Floating Rate Income Fund/Closed-end Fund	971,097	7,448,314
PIMCO Corporate & Income Opportunity Fund	247,825	2,981,335
Pimco Dynamic Income Fund	268,890	4,490,463
Pioneer Diversified High Income Fund Inc	245,326	—
Pioneer High Income Fund Inc	613,257	1
Pioneer Municipal High Income Advantage Fund Inc	704,314	288,769
Pioneer Municipal High Income Fund Trust	163,375	58,815
RiverNorth Capital and Income Fund	43,407	634,610
Total Return Securities Fund*	446,220	2,650,547
Total Mutual Funds		32,637,796

Money Market Funds (2.77%)
Fidelity Investments Money Market Government Porfolio - 7-Day Yield 3.53% (Cost $14,857,927)	14,857,927	14,857,927

Total Investment Companies (Cost $52,363,206)		51,105,425

Total Investments (Cost $533,290,586) (98.32%)		$527,379,010
Other Net Assets (1.68%)		8,998,494
Net Assets (100.00%)		$536,377,504

*Non-income producing security.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2026, these securities had a total aggregate market value of $192,394,055 which represented approximately 35.87% of net assets.

(a)This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2026 is based on the reference rate plus the displayed spread as of the security’s last reset date.

See accompanying notes to financial statements.

ICON Health and Information Technology FundPortfolio of Investments (Unaudited)6/30/26

Security Description	Shares	Value
Common Stock (98.47%)

Communications (31.54%)
Alphabet Inc	12,500	$4,416,625
Arista Networks Inc*	32,500	5,521,100
CDW Corp	11,800	1,659,552
Cisco Systems Inc	45,390	5,331,509
ePlus Inc	30,000	2,496,900
Extreme Networks Inc*	90,000	2,913,300
Meta Platforms Inc	6,000	3,379,740
Palo Alto Networks Inc*	15,000	5,115,300
Total Communications		30,834,026

Consumer, Cyclical (5.33%)
ScanSource Inc*	100,000	5,209,000
Total Consumer, Cyclical		5,209,000

Consumer, Non-cyclical (9.21%)
Encompass Health Corp	35,840	3,622,707
HCA Healthcare Inc	8,352	3,256,361
Insulet Corp*	14,000	2,131,500
Total Consumer, Non-cyclical		9,010,568

Industrial (15.73%)
Arrow Electronics Inc*	22,590	4,820,932
Avnet Inc	57,000	5,062,740
TD SYNNEX Corp	13,620	3,641,171
Universal Display Corp	21,384	1,851,641
Total Industrial		15,376,484

Technology (36.66%)
Amdocs Ltd	24,436	1,234,995
Autodesk Inc*	10,000	1,944,200
Broadcom Inc	5,012	1,893,283
Crane NXT Co	75,500	3,862,580
Globant SA*	15,485	448,136
Micron Technology Inc	1,800	2,077,722
MKS Inc	18,000	8,006,400
Pegasystems Inc	65,493	1,962,825
Salesforce Inc	10,862	1,701,641
ServiceNow Inc*	37,620	3,734,914
Taiwan Semiconductor Manufacturing Co Ltd	15,700	7,497,849
Tyler Technologies Inc*	5,057	1,478,970
Total Technology		35,843,515

Total Common Stock (Cost $69,860,259)		96,273,593

Exchange-Traded Funds (1.70%)
Invesco S&P SmallCap Information Technology ETF (Cost $774,574)	18,000	1,663,425

Total Investments (Cost $70,634,833) (100.17%)		$97,937,018
Liabilities in Excess of Other Assets (-0.17%)		(259,325)
Net Assets (100.00%)		$97,677,693

*Non-income producing security.

See accompanying notes to financial statements.

ICON Natural Resources & Infrastructure FundPortfolio of Investments (Unaudited)6/30/26

Security Description	Shares	Value
Common Stock (97.45%)

Basic Materials (36.37%)
ArcelorMittal SA	81,000	$4,877,820
Barrick Mining Corp	30,000	1,101,900
BHP Group Ltd	62,500	5,206,875
Cameco Corp	43,000	4,379,980
Carpenter Technology Corp	13,000	8,018,920
Century Aluminum Co*	100,000	4,601,000
The Chemours Co	146,000	2,995,920
International Paper Co	43,000	1,638,300
LyondellBasell Industries NV	44,000	2,316,600
Mativ Holdings Inc	545,000	4,125,650
Sensient Technologies Corp	26,000	3,205,540
Steel Dynamics Inc	20,000	4,589,200
Stepan Co	32,000	1,783,040
Trinseo PLC#	383,800	-
Total Basic Materials		48,840,745

Consumer, Cyclical (11.05%)
Douglas Dynamics Inc	125,000	6,743,750
MSC Industrial Direct Co Inc	32,000	3,806,400
The Scotts Miracle-Gro Co	63,000	4,290,930
Total Basic Materials		14,841,080

Consumer, Non-Cyclical (2.71%)
Deluxe Corp	90,000	2,149,200
Insperity Inc	36,000	1,487,160
Total Consumer, Non-Cyclical		3,636,360

Energy (13.32%)
Antero Resources Corp*	140,000	4,919,600
CVR Energy Inc	160,000	4,406,400
HF Sinclair Corp	65,000	4,527,250
Phillips 66	24,000	4,057,200
TPI Composites Inc*,#	650,000	5,200
Total Energy		17,915,650

Industrial (33.99%)
Ball Corp	47,000	2,932,800
Brady Corp	23,000	2,106,110
Gates Industrial Corp PLC*	122,000	3,412,340
Insteel Industries Inc	136,000	4,107,200
JELD-WEN Holding Inc*	1,250,000	1,875,000
Knight-Swift Transportation Holdings Inc	70,000	5,450,900
Kornit Digital Ltd*	230,000	3,737,500
The Manitowoc Co Inc*	240,000	3,333,600
O-I Glass Inc*	285,000	2,744,550
Stanley Black & Decker Inc	23,000	2,164,760
Tetra Tech Inc	60,000	1,733,400
Tutor Perini Corp	38,000	3,152,860
United Parcel Service Inc	28,500	3,063,750
ZTO Express Cayman Inc	260,000	5,818,800
Total Industrial		45,633,570

Total Common Stock (Cost $111,655,130)		130,867,405

See accompanying notes to financial statements.

ICON Natural Resources & Infrastructure Fund Portfolio of Investments (Unaudited) (Continued)6/30/26

Investment Companies (3.09%)	Shares	Value
Exchange-Traded Funds (1.35%)
iShares Global Energy ETF	37,000	$1,817,810

Money Market Funds (1.74%)
Fidelity Investments Money Market Government Porfolio - 7-Day Yield 3.53%	2,340,126	2,340,126

Total Investment Companies (Cost $4,031,405)		4,157,936

Total Investments (Cost $115,686,535) (100.54%)		$135,025,341
Liabilities in Excess of Other Assets (-0.54%)		(720,014)
Net Assets (100.00%)		$134,305,327

*Non-income producing security.

#Security is illiquid.

See accompanying notes to financial statements.

ICON Utilities and Income FundPortfolio of Investments (Unaudited)6/30/26

Security Description	Shares	Value
Common Stock (100.52%)

Communications (5.00%)
T-Mobile US Inc	2,770	$464,612
Vodafone Group PLC	54,000	714,150
Total Communications		1,178,762

Consumer, Cyclical (2.68%)
Suburban Propane Partners LP	36,914	631,229

Energy (1.88%)
ONEOK Inc	5,100	443,394

Utilities (90.96%)
The AES Corp	53,000	776,980
Ameren Corp	10,082	1,139,669
American Electric Power Co Inc	7,440	1,017,866
Atmos Energy Corp	7,480	1,288,580
Black Hills Corp	11,237	836,033
CMS Energy Corp	12,200	933,300
Consolidated Edison Inc	10,500	1,161,615
DTE Energy Co	8,559	1,304,135
Evergy Inc	12,400	1,071,732
Eversource Energy	15,300	1,105,731
National Fuel Gas Co	12,991	1,003,035
New Jersey Resources Corp	16,700	935,868
NextEra Energy Inc	13,762	1,207,891
NiSource Inc	24,300	1,155,465
NRG Energy Inc	15,400	2,249,324
ONE Gas Inc	12,600	971,082
Portland General Electric Co	20,104	1,041,990
Spire Inc	13,100	1,022,979
Xcel Energy Inc	15,400	1,236,620
Total Utilities		21,459,895

Total Common Stock (Cost $18,514,606)		23,713,280

Money Market Funds (1.45%)
Fidelity Investments Money Market Government Porfolio - 7-Day Yield 3.53% (Cost $343,150)	343,150	343,150

Total Investments (Cost $18,857,756) (101.97%)		$24,056,430
Liabilities in Excess of Other Assets (-1.65%)		(464,288)
Net Assets (100.00%)		$23,592,142

See accompanying notes to financial statements.

Statement of Assets & Liabilities June 30, 2026 (Unaudited)

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
Assets
Investments in securities
Cost of investments	$19,624,902	$37,481,812	$39,661,816	$533,290,586	$70,634,833	$115,686,535	$18,857,756
Fair value of investments (Note 1)	26,163,944	58,469,650	47,481,418	527,379,010	97,937,018	135,025,341	24,056,430
Cash	—	—	—	—	—	—	—
Interest receivable	6	—	4,451	3,850,296	—	219	23
Dividend receivable	18,691	28,612	99,502	571,151	30,529	32,875	71,547
Receivable from investment advisor	—	—	—	—	—	—	—
Receivable for fund shares sold	8,986	25,544	336,419	6,072,422	10,552	85,743	87,441
Receivable for investment securities sold	—	191,414	—	8,914,388	—	1,151,781	—
Securities Lending income receivable	—	—	—	—	—	—	—
Reclaim receivable	—	—	3,032	—	—	—	—
Prepaid expenses	27,390	25,189	16,431	18,444	28,882	33,077	6,666
Total assets	$26,219,017	$58,740,409	$47,941,253	$546,805,711	$98,006,981	$136,329,036	$24,222,107

Liabilities
Cash due to broker	$—	$—	$—	$—	$—	$—	$—
Payable to investment advisor	21,061	35,216	27,140	258,737	77,849	112,287	18,966
Payable for investments purchased	32,718	208,111	2,435,783	5,541,915	76,466	1,552,204	384,642
Payable for fund shares purchased	443	1,395	88,332	1,676,630	91,747	233,293	47,442
Payable for securities purchased	—	—	—	—	—	—	—
Distributions payable	—	—	336,880	2,748,112	—	—	83,575
Dividend payable	—	—	—	—	—	—	—
Accrued 12b-1 fees	309	4,002	2,934	6,375	292	1,714	982
Accrued administration fees	1,873	4,175	3,217	38,338	6,922	9,984	1,686
Accrued audit fees	—	—	—	—	—	—	—
Accrued CCO fees	—	6,337	8,379	9,677	432	2,521	940
Accrued custody fees	—	2,012	5,785	388	—	—	564
Accrued fund accounting fees	3,304	29,503	40,943	29,091	4,457	9,478	14,082
Accrued printing fees	—	20,543	16,979	2,753	—	—	3,917
Accrued registration fees	39,884	61,352	79,880	—	29,763	16,713	24,017
Accrued transfer agent fees	16,058	52,592	68,549	84,785	26,604	70,391	25,439
Accrued trustee fees	—	6,100	6,557	293	—	—	2,056
Accrued expenses	6,030	37,386	44,295	31,113	14,756	15,124	21,657
Total liabilities	121,680	468,724	3,165,653	10,428,207	329,288	2,023,709	629,965

Commitments and contingencies (Note 2)

Net assets	$26,097,337	$58,271,685	$44,775,600	$536,377,504	$97,677,693	$134,305,327	$23,592,142

Net assets at June 30, 2026 consist of
Paid-in capital	$20,767,355	$29,134,985	$34,701,043	$557,809,055	$50,754,943	$302,552,007	$17,771,908
Distributable earnings/(loss)	5,329,982	29,136,700	10,074,557	(21,431,551)	46,922,750	(168,246,680)	5,820,234
Total net assets	$26,097,337	$58,271,685	$44,775,600	$536,377,504	$97,677,693	$134,305,327	$23,592,142

Net assets
Institutional Shares	$24,730,651	$41,120,734	$32,616,296	$505,744,228	$96,256,191	$128,515,125	$19,179,527
Investor Shares	$1,366,686	$17,150,951	$12,159,304	$30,633,276	$1,421,502	$5,790,202	$4,412,615

Shares outstanding
Institutional Shares (no par value, unlimited shares authorized)	2,713,487	1,148,021	1,592,671	59,551,390	4,695,850	5,998,347	1,607,983
Investor Shares (no par value, unlimited shares authorized)	153,453	518,960	600,273	3,652,826	79,223	274,689	381,421

Net asset value per share
Institutional Shares	$9.11	$35.82	$20.34	$8.49	$20.50	$21.43	$11.93
Investor Shares	$8.91	$33.05	$20.26	$8.39	$17.94	$21.08	$11.57

See accompanying notes to financial statements.

Statement of Operations June 30, 2026

	Icon Consumer Select Fund	Icon Equity Fund	Icon Equity Income Fund	Icon Flexible Bond Fund	Icon Health & Information Technology Fund	Icon Natural Resources and Infrastructure Fund	Icon Utilities and Income Fund
	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)	Six Months Ended June 30, 2026 (Unaudited)
Investment income
Interest income	$2,004	$855	$19,041	$12,823,836	$4,873	$67,433	$1,794
Dividend income (net of foreign tax withheld: $5,513, $5,787, $18,148, $-, $6,435, $8,078, $- respectively)	208,430	480,331	841,499	4,545,019	301,248	1,198,058	359,363
Dividend income- non cash
Other Income	—	—	—	—	—	—	—
Total	210,434	481,186	860,540	17,368,855	306,121	1,265,491	361,157

Expenses
Management fees (Note 2)	131,179	193,669	164,148	1,449,507	417,468	670,398	116,989
Administration fees (Note 2)	11,814	23,245	19,704	217,412	37,561	60,354	10,533
Transfer agent fees	13,795	12,572	15,977	78,948	25,124	53,187	12,404
Accounting services	12,606	11,286	12,010	41,449	15,803	17,914	11,641
Custodian fees	1,275	1,322	919	13,917	1,855	3,088	760
Legal and audit fees	11,422	10,720	11,958	46,268	15,399	19,596	11,750
CCO fees (Note 2)	1,075	1,680	1,417	17,863	3,434	5,471	948
Trustees fees	3,595	2,926	2,835	3,258	3,695	3,575	3,469
Insurance	258	341	327	4,756	843	1,312	237
Printing	10,293	9,068	10,512	23,299	13,333	20,468	9,441
Registration and dues	8,810	8,803	6,572	26,417	11,157	11,320	11,221
Investor Class 12b-1 fees (Note 2)	1,704	19,856	15,289	38,098	1,554	7,270	5,296
Total expenses	207,826	295,488	261,668	1,961,192	547,226	873,953	194,689
Less reimbursement from manager (Note 2)	—	—	—	(64,288)	—	—	—
Net expenses	207,826	295,488	261,668	1,896,904	547,226	873,953	194,689
Net investment income/(loss)	2,608	185,698	598,872	15,471,951	(241,105)	391,538	166,468

Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	1,632,789	7,489,067	3,450,344	(675,514)	17,694,567	19,784,900	1,500,653
Change in unrealized appreciation/(depreciation) of investments	(2,028,609)	6,265,315	2,520,335	(3,630,775)	7,276,492	1,902,717	1,180,127
Net realized and unrealized gain/(loss) on investments	(395,820)	13,754,382	5,970,679	(4,306,269)	24,971,059	21,687,617	2,680,780
Net increase/(decrease) in net assets resulting from operations	$(393,212)	$13,940,080	$6,569,551	$11,165,682	$24,729,954	$22,061,155	$2,847,248

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Icon Consumer Select Fund		Icon Equity Fund		Icon Equity Income Fund		Icon Flexible Bond Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income/(loss)	$2,608	$31,941	$185,698	$455,952	$598,872	$1,499,962	$15,471,951	$25,434,997
Net realized gain/(loss) from security transactions and foreign currency	1,632,789	1,321,830	7,489,067	5,316,791	3,450,344	1,835,769	(675,514)	(922,741)
Change in unrealized appreciation/(depreciation) of investments	(2,028,609)	259,035	6,265,315	1,312,529	2,520,335	2,280,351	(3,630,755)	(3,953,164)
Net increase/(decrease) in net assets resulting from operations	(393,212)	1,612,806	13,940,080	7,085,272	6,569,551	5,616,082	11,165,682	20,559,092

Distributions to shareholders
Distributions
Institutional Shares	—	(2,841,765)	—	(3,285,032)	(433,609)	(1,115,782)	(14,112,373)	(24,311,815)
Investor Shares	—	(153,772)	—	(1,618,656)	(151,617)	(411,052)	(916,323)	(1,739,218)
Institutional Return of capital	—	—	—	—	—	(6,582)	—	—
Investor Return of capital	—	—	—	—	—	(2,658)	—	—
Total Distributions	—	(2,995,537)	—	(4,903,688)	(585,226)	(1,536,074)	(15,028,696)	(26,051,033)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(2,514,157)	(4,306,755)	(4,594,655)	(3,016,213)	3,599,938	(5,934,912)	100,525,162	93,135,579
Total increase/(decrease)	(2,907,369)	(5,689,485)	9,377,425	(834,629)	3,629,938	(1,854,904)	96,662,148	87,643,638

Net assets
Beginning of year	29,004,706	34,694,192	48,926,260	49,760,889	41,175,662	43,030,566	439,715,356	352,071,718
End of year	$26,097,337	$29,004,706	58,271,685	48,926,260	$44,775,600	$41,175,662	$536,377,504	$439,715,356

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Icon Health & Information Technology Fund		Icon Natural Resources and Infrastructure Fund		Icon Utilities and Income Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations
Net investment income/(loss)	$(241,105)	$(435,006)	$391,538	$587,602	$166,468	$436,944
Net realized gain/(loss) from security transactions and foreign currency	17,694,567	11,527,946	19,784,900	3,639,142	1,500,653	444,605
Change in unrealized appreciation/(depreciation) of investments	7,276,492	1,187,682	1,902,717	12,522,447	1,180,127	2,336,070
Net increase/(decrease) in net assets resulting from operations	24,729,954	12,280,622	22,079,155	16,749,191	2,847,248	3,217,619

Distributions to shareholders
Distributions
Institutional Shares	—	(13,523,871)	—	(10,892,784)	(135,206)	(364,556)
Investor Shares	—	(229,730)	—	(464,807)	(24,997)	(65,662)
Institutional Return of capital	—	—	—	—	—	—
Investor Return of capital	—	—	—	—	—	—
Total Distributions	—	(13,753,601)	—	(11,357,591)	(160,203)	(430,218)
Capital share transactions
Increase/(decrease) in net assets resulting from capital share transactions	(4,590,567)	(1,564,783)	(8,969,206)	(8,354,719)	(1,190,874)	(2,491,250)
Total increase/(decrease)	20,139,387	(3,037,762)	13,109,949	(2,963,119)	1,496,171	296,151

Net assets
Beginning of year	77,538,306	80,576,068	121,195,378	124,158,497	22,095,971	21,799,820
End of year	$97,677,693	$77,538,306	134,305,327	121,195,378	$23,592,142	$22,095,971

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Icon Consumer Select Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	250,705	$2,263,487	197,343	$1,845,684	383	$3,396	2,170	$18,905
Shares issued in reinvestment of distributions	—	—	301,813	2,714,120	—	—	14,973	131,608
Shares repurchased	(520,021)	(4,716,337)	(901,047)	(8,623,719)	(7,284)	(64,702)	(42,772)	(393,353)
Net increase/(decrease)	(269,316)	$(2,452,850)	(401,891)	$(4,063,915)	(6,901)	$(61,306)	(25,629)	$(242,840)

Icon Equity Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	89,562	$2,738,238	77,257	$2,118,449	12,383	$368,159	55,620	$1,342,814
Shares issued in reinvestment of distributions	—	—	117,018	3,155,152	—	—	63,546	1,577,650
Shares repurchased	(145,169)	(4,433,972)	(338,812)	(9,280,863)	(117,728)	(3,267,080)	(76,791)	(1,929,415)
Net increase/(decrease)	(55,607)	$(1,695,734)	(144,537)	$(4,007,262)	(105,345)	$(2,898,921)	42,375	$991,049

Icon Equity Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	155,671	$3,057,400	149,653	$2,504,208	28,110	$545,492	6,135	$106,569
Shares issued in reinvestment of distributions	21,127	421,280	63,516	1,075,393	6,681	132,612	21,539	362,941
Shares repurchased	(228,385)	(4,476,721)	(464,323)	(7,803,641)	(105,671)	(2,064,450)	(130,536)	(2,180,382)
Net increase/(decrease)	$(51,587)	$(998,041)	(251,154)	$(4,224,040)	(70,880)	$(1,386,346)	(102,862)	$(1,710,872)

Icon Flexible Bond Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	20,133,861	$171,909,222	21,052,961	$181,739,598	724,696	$6,117,703	3,161,339	$27,006,253
Shares issued in reinvestment of distributions	1,507,133	12,833,680	2,583,263	22,239,860	107,051	900,629	198,904	1,695,807
Shares repurchased	(9,944,532)	(85,079,213)	(12,799,804)	(110,343,673)	(729,199)	(6,156,859)	(3,457,200)	(29,202,266)
Net increase/(decrease)	11,696,462	$99,663,689	10,836,420	$93,635,785	102,548	$861,473	(96,957)	$(500,206)

Icon Health & Information Technology Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	165,985	$2,839,057	139,978	$2,191,730	1,990	$31,545	5,317	$76,110
Shares issued in reinvestment of distributions	—	—	848,700	13,129,389	—	—	15,999	216,942
Shares repurchased	(428,787)	(7,323,391)	(1,031,992)	(16,738,699)	(9,062)	(137,778)	(31,115)	(440,255)
Net increase/(decrease)	(262,802)	$(4,484,334)	(43,314)	$(1,417,580)	(7,072)	$(106,233)	(9,799)	$(147,203)

See accompanying notes to financial statements.

Icon Natural Resources And Infrastructure Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	465,152	$9,772,040	763,333	$13,368,837	66,657	$1,391,189	117,264	$2,034,419
Shares issued in reinvestment of distributions	—	—	577,048	10,457,020	—	—	24,609	436,740
Shares repurchased	(883,622)	(18,436,275)	(1,842,361)	(31,652,897)	(81,811)	(1,696,160)	(167,261)	(2,998,838)
Net increase/(decrease)	(418,470)	$(8,664,235)	(501,980)	$(7,827,040)	(15,154)	$(304,971)	(25,388)	$(527,679)

Icon Utilities And Income Fund	Institutional Shares				Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025		Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	176,198	$2,074,375	360,290	$3,703,781	28,732	$331,429	35,791	$354,264
Shares issued in reinvestment of distributions	10,682	127,687	31,952	335,650	1,761	20,420	5,271	53,628
Shares repurchased	(291,596)	(3,430,685)	(586,259)	(6,066,035)	(27,196)	(314,100)	(88,225)	(872,538)
Net increase/(decrease)	(104,716)	$(1,228,623)	(194,017)	$(2,026,604)	3,297	$37,749	(47,163)	$(464,646)

Statements of Changes in Net Assets (Continued)

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period

Icon Consumer Select Fund
Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.24		$9.73	$10.10	$9.20	$12.06	$10.90
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	—		0.01	(0.02)	0.01	(0.01)	(0.06)
Net gain/(loss) on securities (both realized and unrealized)	(0.13)		0.54	1.33	1.63	(1.22)	2.54
Total from investment operations	(0.13)		0.55	1.31	1.64	(1.23)	2.48
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.01)	—	(0.01)	—	—
Distributions from capital gains	—		(1.03)	(1.68)	(0.73)	(1.63)	(1.32)
Total distributions	—		(1.04)	(1.68)	(0.74)	(1.63)	(1.32)
Net asset value, end of year or period	$9.11		$9.24	$9.73	$10.10	$9.20	$12.06

Total return	(1.41	)%(b)	5.95%	12.48%	18.06%	(10.56)%	22.80%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$24,731		$27,555	$32,918	$44,297	$44,014	$60,747
Ratio of expenses to average net assets:
Before expense reimbursements	1.57	%(c)	1.47%	1.39%	1.27%	1.33%	1.32%
After expense reimbursements	1.57	%(c)	1.47%	1.39%	1.27%	1.33%	1.32%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.04	%(c)	0.11%	(0.15)%	0.09%	(0.13)%	(0.48)%
After expense reimbursements	0.04	%(c)	0.11%	(0.15)%	0.09%	(0.13)%	(0.48)%
Portfolio turnover	16	%(b)	28%	15%	23%	40%	40%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$9.04		$9.55	$9.97	$9.10	$11.98	$10.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)		(0.01)	(0.04)	(0.02)	(0.04)	(0.09)
Net gain/(loss) on securities (both realized and unrealized)	(0.12)		0.53	1.30	1.62	(1.21)	2.52
Total from investment operations	(0.13)		0.52	1.26	1.60	(1.25)	2.43
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		(1.03)	(1.68)	(0.73)	(1.63)	(1.32)
Total distributions	—		(1.03)	(1.68)	(0.73)	(1.63)	(1.32)
Net asset value, end of year or period	$8.91		$9.04	$9.55	$9.97	$9.10	$11.98

Total return(d)	(1.44	)%(b)	5.74%	12.13%	17.83%	(10.81)%	22.40%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,367		$1,449	$1,776	$1,979	$1,971	$2,486
Ratio of expenses to average net assets:
Before expense reimbursements	1.81	%(c)	1.72%	1.64%	1.52%	1.57%	1.58%
After expense reimbursements	1.81	%(c)	1.72%	1.64%	1.52%	1.57%	1.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.20	)%(c)	(0.14)%	(0.38)%	(0.17)%	(0.36)%	(0.73)%
After expense reimbursements	(0.20	)%(c)	(0.14)%	(0.38)%	(0.17)%	(0.36)%	(0.73)%
Portfolio turnover	16	%(b)	28%	15%	23%	40%	40%

(a)Calculated based upon average shares outstanding.

(b)Not annualized.

(c)Annualized.

(d)The total return calculation excludes any sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Fund
Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$27.48		$26.33	$27.68	$25.93	$37.28	$33.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.28	0.19	0.19	0.07	(0.07)
Net gain/(loss) on securities (both realized and unrealized)	8.22		3.81	1.48	2.87	(6.61)	9.04
Total from investment operations	8.34		4.09	1.67	3.06	(6.54)	8.97
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.27)	(0.19)	(0.19)	(0.06)	—
Distributions from capital gains	—		(2.67)	(2.83)	(1.12)	(4.75)	(5.26)
Total distributions	—		(2.94)	(3.02)	(1.31)	(4.81)	(5.26)
Net asset value, end of year or period	$35.82		$27.48	$26.33	$27.68	$25.93	$37.28

Total return	30.44	%(b)	15.84%	5.29%	12.11%	(18.11)%	26.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$41,121		$33,077	$35,503	$41,606	$42,057	$59,306
Ratio of expenses to average net assets:
Before expense reimbursements	1.07	%(c)	1.15%	1.19%	1.10%	1.12%	1.04%
After expense reimbursements	1.07	%(c)	1.15%	1.19%	1.10%	1.12%	1.04%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.81	%(c)	1.02%	0.68%	0.70%	0.22%	(0.17)%
After expense reimbursements	0.81	%(c)	1.02%	0.68%	0.70%	0.22%	(0.17)%
Portfolio turnover	19	%(b)	23%	30%	4%	17%	24%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$25.39		$24.50	$25.92	$24.35	$35.37	$32.14
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.20	0.11	0.11	(0.01)	(0.16)
Net gain/(loss) on securities (both realized and unrealized)	7.58		3.53	1.41	2.69	(6.26)	8.65
Total from investment operations	7.66		3.73	1.52	2.80	(6.27)	8.49
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.17)	(0.11)	(0.11)	—	—
Distributions from capital gains	—		(2.67)	(2.83)	(1.12)	(4.75)	(5.26)
Total distributions	—		(2.84)	(2.94)	(1.23)	(4.75)	(5.26)
Net asset value, end of year or period	$33.05		$25.39	$24.50	$25.92	$24.35	$35.37

Total return(d)	30.27	%(b)	15.56%	5.05%	11.83%	(18.34)%	26.42%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$17,151		$15,849	$14,258	$15,451	$16,162	$22,689
Ratio of expenses to average net assets:
Before expense reimbursements	1.31	%(c)	1.40%	1.44%	1.35%	1.37%	1.29%
After expense reimbursements	1.31	%(c)	1.40%	1.44%	1.35%	1.37%	1.29%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.54	%(c)	0.78%	0.43%	0.44%	(0.03)%	(0.43)%
After expense reimbursements	0.54	%(c)	0.78%	0.43%	0.44%	(0.03)%	(0.43)%
Portfolio turnover	19	%(b)	23%	30%	4%	17%	24%

(a)Calculated based upon average shares outstanding.

(b)Not annualized.

(c)Annualized.

(d)The total return calculation excludes any sales charge.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Equity Income Fund
Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$17.72		$16.08	$15.82	$15.83	$20.75	$18.89
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.27		0.61	0.65	0.72	0.60	0.42
Net gain/(loss) on securities (both realized and unrealized)	2.62		1.67	0.31	0.05 (b)	(3.36)	4.12
Total from investment operations	2.89		2.28	0.96	0.77	(2.76)	4.54
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.64)	(0.70)	(0.78)	(0.58)	(0.43)
Distributions from return of capital	—		— (c)	—	—	—	—
Distributions from capital gains	—		—	—	—	(1.58)	(2.25)
Total distributions	(0.27)		(0.64)	(0.70)	(0.78)	(2.16)	(2.68)
Net asset value, end of year or period	$20.34		$17.72	$16.08	$15.82	$15.83	$20.75

Total return	16.42	%(d)	14.41%	6.11%	5.05%	(13.63)%	24.14%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$32,616		$29,329	$30,642	$37,083	$41,821	$45,535
Ratio of expenses to average net assets:
Before expense reimbursements	1.13	%(e)	1.21%	1.25%	1.09%	1.15%	1.04%
After expense reimbursements	1.13	%(e)	1.21%	1.25%	1.05%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.80	%(e)	3.65%	4.01%	4.53%	3.11%	1.87%
After expense reimbursements	2.80	%(e)	3.65%	4.01%	4.56%	3.26%	1.91%
Portfolio turnover	18	%(d)	26%	62%	43%	78%	25%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$17.65		$16.01	$15.75	$15.77	$20.73	$18.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.25		0.56	0.60	0.67	0.54	0.36
Net gain/(loss) on securities (both realized and unrealized)	2.61		1.67	0.31	0.05	(3.34)	4.12
Total from investment operations	2.86		2.23	0.91	0.72	(2.80)	4.48
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)		(0.59)	(0.65)	(0.74)	(0.58)	(0.37)
Distributions from return of capital	—		— (c)	—	—	—	—
Distributions from capital gains	—		—	—	—	(1.58)	(2.25)
Total distributions	(0.25)		(0.59)	(0.65)	(0.74)	(2.16)	(2.62)
Net asset value, end of year or period	$20.26		$17.65	$16.01	$15.75	$15.77	$20.73

Total return(f)	16.29	%(d)	14.13%	5.83%	4.75%	(13.81)%	23.84%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$12,159		$11,847	$12,389	$15,987	$21,362	$37,994
Ratio of expenses to average net assets:
Before expense reimbursements	1.37	%(e)	1.46%	1.50%	1.34%	1.42%	1.29%
After expense reimbursements	1.37	%(e)	1.46%	1.50%	1.30%	1.26%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	2.54	%(e)	3.39%	3.75%	4.24%	2.74%	1.62%
After expense reimbursements	2.54	%(e)	3.39%	3.75%	4.28%	2.90%	1.66%
Portfolio turnover	18	%(d)	26%	62%	43%	78%	25%

(a)Calculated based upon average shares outstanding.

(b)Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized unrealized losses on the Statements of Operations for the same period.

(c)Less than .01 per share.

(d)Not annualized.

(e)Annualized.

(f)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Flexible Bond Fund
Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.56		$8.66	$8.56		$8.36	$9.32	$9.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.27		0.58	0.58		0.53	0.45	0.42
Net gain/(loss) on securities (both realized and unrealized)	(0.08)		(0.10)	0.10		0.23	(0.97)	(0.03)
Total from investment operations	0.19		0.48	0.68		0.76	(0.52)	0.39
LESS DISTRIBUTIONS
Dividends from net investment income	(0.26)		(0.58)	(0.58)		(0.56)	(0.44)	(0.46)
Distributions from return of capital	—		—	—		— (b)	— (b)	—
Distributions from capital gains	—		—	—		—	—	—
Total distributions	(0.26)		(0.58)	(0.58)		(0.56)	(0.44)	(0.46)
Net asset value, end of year or period	$8.49		$8.56	$8.66		$8.56	$8.36	$9.32

Total return	2.27	%(c)	5.69%	8.20	%(d)	9.24%	(5.63)%	4.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$502,744		$409,688	$320,697		$235,493	$150,090	$138,093
Ratio of expenses to average net assets:
Before expense reimbursements	0.79	%(e)	0.83%	0.84%		0.84%	0.84%	0.85%
After expense reimbursements	0.77	%(e)	0.76%	0.76%		0.76%	0.76%	0.77%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.39	%(e)	6.56%	6.70%		6.56%	5.10%	4.32%
After expense reimbursements	6.41	%(e)	6.63%	6.79%		6.65%	5.18%	4.40%
Portfolio turnover	62	%(c)	158%	134%		163%	157%	262%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$8.46		$8.60	$8.49		$8.30	$9.27	$9.33
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.26		0.55	0.55		0.51	0.42	0.39
Net gain/(loss) on securities (both realized and unrealized)	(0.08)		(0.10)	0.11		0.22	(0.97)	(0.01)
Total from investment operations	0.18		0.45	0.66		0.73	(0.55)	0.38
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)		(0.59)	(0.55)		(0.54)	(0.42)	(0.44)
Distributions from return of capital	—		—	—		— (b)	— (b)	—
Distributions from capital gains	—		—	—		—	—	—
Total distributions	(0.25)		(0.59)	(0.55)		(0.54)	(0.42)	(0.44)
Net asset value, end of year or period	$8.39		$8.46	$8.60		$8.49	$8.30	$9.27

Total return(f)	2.18	%(c)	5.47%	8.05%		9.08%	(5.96)%	4.06%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$30,633		$30,027	$31,375		$17,952	$7,279	$9,318
Ratio of expenses to average net assets:
Before expense reimbursements	1.05	%(e)	1.08%	1.08%		1.10%	1.10%	1.10%
After expense reimbursements	1.01	%(e)	1.01%	1.01%		1.01%	1.01%	1.02%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	6.15	%(e)	6.30%	6.39%		5.97%	4.77%	4.07%
After expense reimbursements	6.17	%(e)	6.37%	6.47%		6.06%	4.86%	4.15%
Portfolio turnover	62	%(c)	158%	134%		163%	157%	262%

(a)Calculated based upon average shares outstanding.

(b)Less than .01 per share.

(c)Not annualized.

(d)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the those reported for marketing purposes.

(e)Annualized.

(f)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Health & Information Technology Fund
Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$15.40		$15.84	$14.69		$14.66	$21.65	$21.45
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.05)		(0.09)	(0.07)		—	(0.05)	(0.14)
Net gain/(loss) on securities (both realized and unrealized)	5.15		2.85	2.12		1.86	(4.18)	3.94
Total from investment operations	5.10		2.76	2.05		1.86	(4.23)	3.80
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—		—	—	—
Distributions from capital gains	—		(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Total distributions	—		(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Net asset value, end of year or period	$20.50		$15.40	$15.84		$14.69	$14.66	$21.65

Total return	33.12	%(b)	17.30%	13.73	%(c)	13.43%	(19.87)%	17.71%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$96,256		$76,373	$79,207		$86,751	$90,742	$126,017
Ratio of expenses to average net assets:
Before expense reimbursements	1.31	%(d)	1.30%	1.29%		1.23%	1.26%	1.25%
After expense reimbursements	1.31	%(d)	1.30%	1.29%		1.23%	1.26%	1.25%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.56	)%(d)	(0.56)%	(0.46)%		(0.03)%	(0.30)%	(0.60)%
After expense reimbursements	(0.56	)%(d)	(0.56)%	(0.46)%		(0.03)%	(0.30)%	(0.60)%
Portfolio turnover	31	%(b)	42%	17%		48%	39%	33%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$13.50		$14.25	$13.33		$13.49	$20.24	$20.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.06)		(0.12)	(0.10)		(0.04)	(0.09)	(0.19)
Net gain/(loss) on securities (both realized and unrealized)	4.50		2.57	1.92		1.71	(3.90)	3.72
Total from investment operations	4.44		2.45	1.82		1.67	(3.99)	3.53
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	—		—	—	—
Distributions from capital gains	—		(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Total distributions	—		(3.20)	(0.90)		(1.83)	(2.76)	(3.60)
Net asset value, end of year or period	$17.94		$13.50	$14.25		$13.33	$13.49	$20.24

Total return(e)	32.89	%(b)	17.06%	13.49%		13.10%	(20.07)%	17.37%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,422		$1,165	$1,369		$1,553	$1,833	$3,125
Ratio of expenses to average net assets:
Before expense reimbursements	1.55	%(d)	1.56%	1.54%		1.48%	1.52%	1.50%
After expense reimbursements	1.55	%(d)	1.56%	1.54%		1.48%	1.52%	1.50%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.83	)%(d)	(0.81)%	(0.71)%		(0.27)%	(0.57)%	(0.84)%
After expense reimbursements	(0.83	)%(d)	(0.81)%	(0.71)%		(0.27)%	(0.57)%	(0.84)%
Portfolio turnover	31	%(b)	42%	17%		48%	39%	33%

(a)Calculated based upon average shares outstanding.

(b)Not annualized.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the those reported for marketing purposes.

(d)Annualized.

(e)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Natural Resources And Infrastructure Fund
Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$18.08		$17.18	$16.61	$16.09	$17.74	$13.76
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.09	0.15	0.24	0.17	0.20
Net gain/(loss) on securities (both realized and unrealized)	3.29		2.62	1.97	1.46	(0.04)	4.01
Total from investment operations	3.35		2.71	2.12	1.70	0.13	4.21
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.30)	(0.14)	(0.15)	(0.19)	(0.23)
Distributions from return of capital	—		—	—	(0.01)	—	—
Distributions from capital gains	—		(1.51)	(1.41)	(1.02)	(1.59)	—
Total distributions	—		(1.81)	(1.55)	(1.18)	(1.78)	(0.23)
Net asset value, end of year or period	$21.43		$18.08	$17.18	$16.61	$16.09	$17.74

Total return	18.53	%(b)	15.89%	12.07%	10.97%	0.38%	30.62%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$128,515		$116,033	$118,840	$102,842	$107,544	$122,465
Ratio of expenses to average net assets:
Before expense reimbursements	1.29	%(c)	1.31%	1.31%	1.25%	1.31%	1.28%
After expense reimbursements	1.29	%(c)	1.31%	1.31%	1.25%	1.31%	1.28%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.58	%(c)	0.52%	0.83%	1.46%	0.98%	1.20%
After expense reimbursements	0.58	%(c)	0.52%	0.83%	1.46%	0.98%	1.20%
Portfolio turnover	73	%(b)	154%	119%	137%	149%	94%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$17.81		$16.87	$16.35	$15.86	$17.52	$13.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.05	0.10	0.21	0.13	0.17
Net gain/(loss) on securities (both realized and unrealized)	3.23		2.56	1.93	1.43	(0.05)	3.96
Total from investment operations	3.27		2.61	2.03	1.64	0.08	4.13
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.16)	(0.10)	(0.12)	(0.15)	(0.18)
Distributions from return of capital	—		—	—	(0.01)	—	—
Distributions from capital gains	—		(1.51)	(1.41)	(1.02)	(1.59)	—
Total distributions	—		(1.67)	(1.51)	(1.15)	(1.74)	(0.18)
Net asset value, end of year or period	$21.08		$17.81	$16.87	$16.35	$15.86	$17.52

Total return(d)	18.36	%(b)	15.64%	11.72%	10.73%	0.09%	30.41%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$5,790		$5,163	$5,319	$5,461	$6,102	$6,888
Ratio of expenses to average net assets:
Before expense reimbursements	1.53	%(c)	1.56%	1.56%	1.51%	1.56%	1.52%
After expense reimbursements	1.53	%(c)	1.56%	1.56%	1.51%	1.56%	1.52%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.36	%(c)	0.27%	0.58%	1.25%	0.73%	1.00%
After expense reimbursements	0.36	%(c)	0.27%	0.58%	1.25%	0.73%	1.00%
Portfolio turnover	73	%(b)	154%	119%	137%	149%	94%

(a)Calculated based upon average shares outstanding.

(b)Not annualized.

(c)Annualized.

(d)The total return calculation excludes any sales charges.

See accompanying notes to financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year or Period (Continued)

Icon Utilities And Income Fund
Institutional Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.63		$9.40	$8.36	$9.79	$10.80	$9.56
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09		0.20	0.20	0.23	0.20	0.22
Net gain/(loss) on securities (both realized and unrealized)	1.29		1.23	1.07	(1.42)	(0.32)	1.82
Total from investment operations	1.38		1.43	1.27	(1.19)	(0.12)	2.04
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.20)	(0.23)	(0.24)	(0.20)	(0.21)
Distributions from capital gains	—		—	—	—	(0.69)	(0.59)
Total distributions	(0.08)		(0.20)	(0.23)	(0.24)	(0.89)	(0.80)
Net asset value, end of year or period	$11.93		$10.63	$9.40	$8.36	$9.79	$10.80

Total return	13.01	%(b)	15.26%	15.31%	(12.25)%	(1.15)%	21.51%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$19,180		$18,199	$17,923	$19,590	$30,209	$40,208
Ratio of expenses to average net assets:
Before expense reimbursements	1.61	%(c)	1.66%	1.66%	1.45%	1.41%	1.39%
After expense reimbursements	1.61	%(c)	1.66%	1.66%	1.35%	1.23%	1.23%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.47	%(c)	1.91%	2.22%	2.44%	1.72%	1.89%
After expense reimbursements	1.47	%(c)	1.91%	2.22%	2.54%	1.89%	2.06%
Portfolio turnover	18	%(b)	19%	27%	11%	28%	33%

Investor Shares	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$10.31		$9.12	$8.10	$9.58	$10.58	$9.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.17	0.17	0.20	0.18	0.19
Net gain/(loss) on securities (both realized and unrealized)	1.26		1.19	1.05	(1.40)	(0.31)	1.79
Total from investment operations	1.33		1.36	1.22	(1.20)	(0.13)	1.98
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.17)	(0.20)	(0.28)	(0.18)	(0.19)
Distributions from capital gains	—		—	—	—	(0.69)	(0.59)
Total distributions	(0.07)		(0.17)	(0.20)	(0.28)	(0.87)	(0.78)
Net asset value, end of year or period	$11.57		$10.31	$9.12	$8.10	$9.58	$10.58

Total return(d)	12.86	%(b)	14.91%	15.17%	(12.56)%	(1.34)%	21.24%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,413		$3,897	$3,877	$3,636	$5,464	$6,152
Ratio of expenses to average net assets:
Before expense reimbursements	1.88	%(c)	1.92%	1.90%	1.70%	1.65%	1.65%
After expense reimbursements	1.88	%(c)	1.92%	1.90%	1.60%	1.48%	1.48%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.23	%(c)	1.67%	1.99%	2.19%	1.53%	1.63%
After expense reimbursements	1.23	%(c)	1.67%	1.99%	2.29%	1.70%	1.80%
Portfolio turnover	18	%(b)	19%	27%	11%	28%	33%

(a) Calculated based upon average shares outstanding.

(b) Not annualized.

(c) Annualized.

(b) The total return calculation excludes any sales charges.

ICON FundsNotes to Financial Statements (Unaudited)June 30, 2026

Note 1 – Organization & Summary OF SIGNIFICANT ACCOUNTING POLICIES

Each fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each fund is the information utilized for the day-to-day management of the funds. Each fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and their role, management of the Adviser is deemed to be the Chief Operating Decision Maker.

SCM Trust (the “Trust”), a Massachusetts business trust formed in July 1988 is registered as an investment company under the Investment Company Act of 1940, as amended. The Trust consists of ten separate series, seven of which are included in these financial statements. Shelton Capital Management (“Shelton”) serves as Investment Advisor (the “Advisor”) to the funds of the Trust. Each Fund is an open-end series of the Trust. Each Fund is classified as “diversified” as such term is defined under the Investment Company Act of 1940, as amended, with the exception of the ICON Consumer Select Fund, the ICON Health and Information Technology Fund, the ICON Natural Resources and Infrastructure Fund, and the ICON Utilities and Income Fund, which are classified as non-diversified. The investment objective of the ICON Consumer Select Fund, ICON Health and Information Technology Fund, ICON Utilities and Income Fund, ICON Natural Resources and Infrastructure Fund ICON Utilities and Income Fund is to seek long-term capital appreciation. The ICON Equity Fund’s investment objective is to seek capital appreciation, with a secondary objective of capital preservation to provide long-term growth. The ICON Equity Income Fund’s investment objective is to seek modest capital appreciation and income. The ICON Flexible Bond Fund’s investment objective is to seek maximum total return.

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a) Security Valuation — Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”). Equity securities listed on a national or international exchange are valued at the last reported sales price. Investments in mutual funds are valued at that fund’s net asset value. Asset-backed securities (ABS) are valued by an independent pricing service using market-based measurements that are processed through a rules-based pricing application and represent the good faith determination as to what the holder may receive in an orderly transaction for an institutional round lot position (typically one million or greater current value USD or local currency equivalent). Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value.

Securities for which market quotes are not readily available from the Trust’s third-party pricing service are valued at fair value, determined in good faith by the Pricing Committee of the Advisor, the Funds’ valuation designee pursuant to Rule 2a-5. The Board has delegated to the Pricing Committee of the Advisor the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings. For a description of the Advisor, see Note 2.

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all their taxable income to shareholders.

(c) Short Sales — Short sales are transactions under which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Municipal Bonds — Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(e) Security Transactions, Investment Income and Distributions to Shareholders — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method or, where applicable, to the first call date of the securities.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) are reported to the Fund after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT and MLP distribution information available.

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2026

Distributions to shareholders are recorded on the ex-dividend date for the Funds. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for PFICs, wash sales, REIT adjustments and post-October capital losses. These “Book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

The ICON Consumer Select Fund, ICON Equity Fund, ICON Equity Income Fund, ICON Health and Information Technology Fund, ICON Natural Resources & Infrastructure Fund, and ICON Utilities and Income Fund seek to replicate the performance of their respective sectors. From time to time this replication may lead a Fund to concentrate in stocks of a particular sector, category or group of companies, which could cause such Fund to underperform the overall stock market. Refer to each Fund’s Portfolio of Investments for instances where these concentration might exist as of June 30, 2026.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

(h) Use of Estimates in Financial Statements — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, Shelton Capital Management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(i) ShareValuations — The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(j) Accounting for Uncertainty in Income Taxes — The Funds recognize the tax benefiits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Shelton Capital Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefiits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Fund’s 2023 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefiits will change materially in the next twelve months.

(k) Fair Value Measurements — The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Funds’ securities at June 30, 2026 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets
ICON Consumer Select Fund	$26,163,944	$—	$—	$26,163,944
ICON Equity Fund	58,469,650	—	—	58,469,650
ICON Equity Income Fund	47,073,803	407,615	—	47,481,418
ICON Flexible Bond Fund	112,003,773	415,375,237	—	527,379,010
ICON Health and Information Technology Fund	97,937,018	—	—	97,937,018
ICON Natural Resources & Infrastructure Fund	135,025,341	—	—	135,025,341
ICON Utilities and Income Fund	24,056,430	—	—	24,056,430

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2026

(a)It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 3 during the period.

(b)All publicly traded common stocks, preferred stocks, and investments in investment companies held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)All corporate debt and asset-backed securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(l) Disclosure about Derivative Instruments and Hedging Activities — The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. There was no activity in derivative instruments for any of the Funds for the period ended June 30, 2026.

NOTE 2 – INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

Fund	% of Net Assets
ICON Consumer Select Fund	1.00%
ICON Equity Fund	0.75%
ICON Equity Income Fund	0.75%
ICON Flexible Bond Fund	0.60%
ICON Health and Information Technology Fund	1.00%
ICON Natural Resources & Infrastructure Fund	1.00%
ICON Utilities and Income Fund	1.00%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement (excluding acquired fund fees and expenses, certain compliance costs, interest and broker expenses relating to investment strategies, taxes, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) is effective until the dates listed below, unless renewed, and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the expense limits, for the period ended June 30, 2026 are as follows:

	Expense Limitation
Fund	Institutional Share	Investor Shares	Expiration
ICON Flexible Bond Fund*	0.75%	1.00%	5/1/26

*The expense limitation was not renewed during the period.

At June 30, 2026, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $722,949. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 12/31/2026	Expires 12/31/2027	Expires 12/31/2028	Total
ICON Equity Income Fund	$22,138	$—	$—	$22,138
ICON Flexible Bond Fund	163,722	244,484	262,655	670,861
ICON Utilities and Income Fund	29,950	—	—	29,950
Total	$215,810	$244,484	$262,655	$722,949

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton receives an administration fee. The administration fee is based on assets held, in aggregate, by the SCM Trust and other funds within the same “family” of investment companies managed and administered by Shelton. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed in the Statements of Operations.

Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and ICON Advisers, Inc.(the “Sub-Adviser”), the Sub-Adviser is responsible for trading portfolio securities for each fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

The Trust has adopted a Distribution Plan (the “Plan”), as amended July 29, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Investor Shares of each Fund pays RFS Partners, the Funds’ distributor (the “Distributor”), an affiliate of the Advisor, for expenses that relate to the promotion and distribution of shares. Under the Plan, the Investor Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Investor Shares.

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2026

For the period ended June 30, 2026 the following were incurred:

Fund	Investor Class 12b-1 Fees
ICON Consumer Select Fund	$1,704
ICON Equity Fund	19,856
ICON Equity Income Fund	15,289
ICON Flexible Bond Fund	38,098
ICON Health and Information Technology Fund	1,554
ICON Natural Resources & Infrastructure Fund	7,270
ICON Utilities and Income Fund	5,296

Management fees, administration fees, expense reimbursement from the Advisor, CCO fees and Trustees fees incurred during the period are included in the Statements of Operations.

Note 3 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended June 30, 2026 were as follows:

Fund	Purchases	Sales
ICON Consumer Select Fund	$4,229,318	$6,740,069
ICON Equity Fund	10,054,683	14,427,288
ICON Equity Income Fund	8,030,999	10,828,133
ICON Flexible Bond Fund	254,406,160	220,256,268
ICON Health and Information Technology Fund	26,354,199	30,888,272
ICON Natural Resources & Infrastructure Fund	94,869,765	102,129,344
ICON Utilities and Income Fund	4,210,246	5,179,672

Note 4 – TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The reclassification was as follows:

	Increase/ (Decrease) Paid-In Capital	Increase/ (Decrease) Distributable Earnings/(Loss)
ICON Natural Resources & Infrastructure Fund	(1,320)	1,320

The reclassification of net assets consists primarily of non-deductible expenses.

Tax Basis of Distributable Earnings: For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation of investments on December 31, 2025 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
ICON Consumer Select Fund	$20,585,047	$9,388,558	$(820,906)	$8,567,652
ICON Equity Fund	34,424,235	16,854,143	(2,186,793)	14,667,350
ICON Equity Income Fund	36,399,098	7,802,500	(2,542,950)	5,259,550
ICON Flexible Bond Fund	436,708,855	5,888,314	(8,539,430)	(2,651,116)
ICON Health and Information Technology Fund	57,641,273	26,214,358	(6,251,131)	19,963,227
ICON Natural Resources & Infrastructure Fund	108,542,593	19,465,143	(6,460,156)	13,004,987
ICON Utilities and Income Fund	18,156,128	4,674,000	(690,874)	3,983,126

Tax Basis of Distributable Earnings: The tax character of distributable earnings at December 31, 2025 was as follows:

	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation/ (Depreciation)	Other Accumulated Gains/Losses	Total Distributable Earnings
ICON Consumer Select Fund	$361	$—	$8,567,652	$(2,844,818)	$5,723,195
ICON Equity Fund	32,084	1,291,848	14,667,350	(826,662)	15,164,620
ICON Equity Income Fund	—	—	5,259,550	(1,199,318)	4,060,232
ICON Flexible Bond Fund	387,066	—	(2,651,116)	(15,304,487)	(17,568,537)
ICON Health and Information Technology Fund	1,010,772	1,218,797	19,963,227	—	22,192,796
ICON Natural Resources & Infrastructure Fund	1,168,359	823,261	13,004,987	(205,322,442)	(190,325,835)
ICON Utilities and Income Fund	9,702	—	3,983,126	(859,640)	3,133,188

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to partnership investments and wash sales.

ICON FundsNotes to Financial Statements (Unaudited) (Continued)June 30, 2026

During the current year the ICON Consumer Select Fund deferred $168,163 of short-term and $418,957 of long-term post-October capital losses and $216 specified late year ordinary losses and the ICON Equity Fund deferred $280,493 of short-term post-October capital losses, which will be recognized on the first day of the following fiscal year.

Capital Losses: Capital loss carry forwards, as of December 31, 2025, available to offset future capital gains, if any, are as follows:

	ICON Consumer Select Fund*	ICON Equity Fund**	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Natural Resources & Infrastructure Fund***	ICON Utilities and Income Fund
Long Term with no Limitation with no Limit	$—	$—	$1,199,318	$7,056,870	$—	$695,223
Short Term with no Limitation with no Limit	—	—	—	8,247,620	—	164,417
Long Term Subject to Annual Limitation	621,515	—	—	—	117,902,378	—
Short Term Subject to Annual Limitation	1,635,967	546,169	—	—	87,420,061	—
Total	$2,257,482	$546,169	$1,199,318	$15,304,490	$205,322,439	$859,640
Capital Loss Carry Forwards Utilized During the Fiscal Year Ending December 31, 2025	$270,264	$133,945	$1,789,883	$—	$678,984	$504,437

*Subject to annual limitation of $270,264 under §382 of the Code through December 31, 2032, $252,613 for the year ending December 31, 2033 and $113,021 for the year ending December 31, 2034.

**Subject to annual limitation of $133,945 under §382 of the Code through December 31, 2029, and $10,389 for the year ending December 31, 2030.

***Subject to annual limitation of $678,984 under §382 of the Code through December 31, 2026, $644,536 through December 31, 2027, $577,350 through December 31, 2380, and $194,965 for the year ending December 31, 2381.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:

Fund	Year	Ordinary Income	Nontaxable Distribution/ Return of Capital(a)	Long-Term Capital Gains(b)	Exempt- Interest Dividends	Total Distributions
ICON Consumer Select Fund	December 31, 2025	31,580	—	2,963,956	—	2,995,536
	December 31, 2024	—	—	5,325,000	—	5,325,000
ICON Equity Fund	December 31, 2025	866,379	—	4,037,309	—	4,903,688
	December 31, 2024	320,065	—	5,062,091	—	5,382,156
ICON Equity Income Fund	December 31, 2025	1,526,834	9,240	—	—	1,536,074
	December 31, 2024	1,941,896	—	—	—	1,941,896
ICON Flexible Bond Fund	December 31, 2025	26,051,029	—	—	—	26,051,029
	December 31, 2024	20,388,268	—	—	—	20,388,268
ICON Health and Information Technology Fund	December 31, 2025	1,466,924	—	12,286,677	—	13,753,601
	December 31, 2024	—	—	4,418,883	—	4,418,883
ICON Natural Resources & Infrastructure Fund	December 31, 2025	5,842,515	—	5,515,076	—	11,357,591
	December 31, 2024	1,722,871	—	8,800,004	—	10,522,875
ICON Utilities and Income Fund	December 31, 2025	430,219	—	—	—	430,219
	December 31, 2024	539,342	—	—	—	539,342

(a)It is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later in accordance with U.S. GAAP and/ or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital.

(b)The Funds designate any Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2025.

Note 5 – SECURITIES LENDING

The Funds have entered into an agreement with State Street Bank and Trust Company (the “Lending Agent”), dated March 30, 2026 (the “Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the Funds may lend securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals). The securities lending agreement requires that loans are collateralized in an amount equal to at least (i) 105% of then current market value of any loaned foreign securities, or (ii) 102% of the then current market value of any other loaned securities at the outset of the loan and at least 100%, at all times thereafter. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. Cash collateral received by the Funds for securities loaned is invested by the Lending Agent in the State Street Navigator Securities Lending Government Money Market Portfolio. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. Such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, and the risk that the investment may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. The Funds are not subject to a master netting arrangement. There were no securities out on loan for any of the Funds as of June 30, 2026.

Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Note 6 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued and fund management has noted no additional events that require recognition or disclosure in the financial statements.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Ofiicers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires that the full board of the SCM Trust (the “Board”) and a majority of the Independent Trustees annually approve the continuation of:

•Investment Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Advisory Agreement”); and

•Investment Sub-Advisory Agreement between SCM Trust, Shelton Capital, and ICON, dated February 6, 2020 (the “ICON Sub-Advisory Agreement”) (collectively, the “ICON Advisory Agreements”).

At a meeting held on March 5-6, 2026, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the ICON Advisory Agreements for the maximum period permitted under the 1940 Act.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital, ICON, and third-party sources. This information, together with other information provided by Shelton Capital and ICON, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Prior to the Meeting, the Independent Trustees requested information from Shelton Capital, ICON, and third-party sources. This information, together with other information provided by Shelton Capital and ICON, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital and ICON to the series of SCM Trust for which ICON serves as the investment sub-adviser (collectively, the “ICON Funds”), including reports on each ICON Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; compliance shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital and ICON to the ICON Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each ICON Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital and ICON, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each ICON Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees and fund counsel. The Board discussed the renewal of the ICON Advisory Agreements with Shelton Capital and ICON representatives, and in a private session with independent legal counsel at which representatives of SCM and ICON were not present. In deciding to approve the renewal of the ICON Advisory Agreements, the Board, including a majority of the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Shelton Capital, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that Shelton Capital made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and determined that Shelton Capital was adequately managing matters related to the Funds.

ICON, its personnel and its resources. The Board considered the depth and quality of ICON’s investment management process; the experience, capability and integrity of its management and other personnel; operating performance; and the overall financial strength and stability of its organization. The Board also considered the operations and compliance environment at ICON. The Board determined that ICON was adequately managing matters related to the ICON Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds: Shelton Capital’s and ICON’s policies, procedures and systems to ensure compliance with applicable laws and regulations and each of their commitment to these programs; each of their efforts to keep the Trustees informed; and each of their attention to matters that may involve conflicts of interest with the Funds. The Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreement.

The Board concluded that Shelton Capital and ICON had the quality and depth of personnel and investment methods necessary to perform their respective duties under the applicable ICON Advisory Agreements, and that the nature, extent and overall quality of such services provided by Shelton Capital and ICON, respectively, were satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees also reviewed performance rankings for each Fund as provided by an independent third-party service provider. Among the factors considered in this regard, were the following for the Institutional Class of each ICON Fund for the 1-year, 3-year, 5-year, and 10-year periods ended December 31, 2025:

•For the Consumer Select Fund, it was noted that the Fund was in the second lowest performing quartile relative to its peer category over the 1-year, 3-year, and 5-year periods and the lowest performing quartile over the 10-year period.

•For the ICON Equity Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 1-year period, in the second lowest performing quartile relative to its peer category over the 10-year period, and the lowest performing quartile over the 3-year and 5-year periods.

•For the ICON Equity Income Fund, it was noted that the performance of the Fund relative to its peer category was in the second highest performing quartile over the 1-year period and in the lowest performing quartile over the 3-year, 5-year, and 10-year periods.

•For the ICON Health and Information Technology Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 1-year and 5-year periods and in the lowest performing quartile for the 3-year and 10-year periods.

•For the ICON Natural Resources and Infrastructure Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 3-year period, in the second highest performing quartile over the 5-year and 10-year periods, and in the second lowest performing quartile over the 1-year period.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited) (Continued)

•For the ICON Utilities and Income Fund, it was noted that the performance of the Fund relative to its peer category was in the second lowest performing quartile over the 1-year period and in the lowest performing quartile over the 3-year 5-year, and 10-year periods.

•For the ICON Flexible Bond Fund, it was noted that the performance of the Fund relative to its peer category was in the highest performing quartile over the 5-year period, the second highest performing quartile over the 3-year and 10-year periods, and the lowest performing quartile over the 1-year period.

The Board received an explanation of the reasons underlying the performance of the lower performing Funds and Shelton Capital and ICON articulated a strategy for improving performance of these Funds. The Board ultimately concluded that Shelton Capital’s and ICON’s performance records in managing the applicable Funds were satisfactory, and in some cases excellent, supporting the determination that Shelton Capital’s and ICON’s continued management under the applicable ICON Advisory Agreement would be consistent with the best interests of each ICON Fund and its shareholders.

Management Fees and Total Annual Operating Expense Ratios

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category as defined by a third-party independent service provider. The Board considered the asset size, advisory fees and total fees and expenses of each Fund in comparison to the asset size, advisory fees and other fees and expenses of other funds in each Fund’s relevant category.

The Board noted that the maximum management fee charged to each ICON Fund was higher than the ICON Funds’ respective peer category medians.

The Board also observed that except for the Institutional Class of the ICON Flexible Bond Fund, which was equal to its peer category median, each ICON Fund’s total annual operating expense ratios were higher than the category median for other comparable funds.

Comparable Accounts

The Board noted certain information provided by Shelton Capital and ICON regarding fees charged to other clients utilizing a strategy similar to that employed by an ICON Fund. The Board determined that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Shelton Capital’s and ICON’s other clients employing a comparable strategy to each applicable ICON Fund was not indicative of any unreasonableness with respect to the advisory fee payable by such ICON Fund.

Cost Structure, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Shelton Capital’s and ICON’s costs of providing services to the ICON Funds. The Board also reviewed the resulting level of profits to Shelton Capital and ICON, respectively, including the cost allocation methodologies used to calculate such profits. The Independent Trustees received financial and other information from Shelton Capital and ICON.

The Board noted its intention to continue to monitor assets under management, and the resulting impact on Shelton Capital’s and ICON’s profitability, in order to ensure that each has sufficient resources to continue to provide the services that shareholders in the ICON Funds require.

The Board also considered whether Shelton Capital and ICON receive any material indirect benefits from managing the ICON Funds, noting the soft dollars benefits accrued to ICON.

Based on the foregoing, together with the other information provided to it at the Meeting and throughout the year, the Board concluded that each ICON Fund’s cost structure and level of profits for Shelton Capital and ICON, respectively, were reasonable and that economies of scale and material indirect benefits to Shelton Capital and ICON, respectively, to the extent present with respect to an ICON Fund, were of value to the ICON Fund.

Conclusions

The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the renewal of each ICON Advisory Agreement. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to each ICON Advisory Agreement, the Board had received sufficient information to renew and approve the applicable ICON Advisory Agreement.

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each ICON Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each ICON Fund and its shareholders, that each ICON Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to Shelton Capital and ICON by the ICON Funds, as applicable, and that the renewal of each ICON Advisory Agreement was in the best interests of each ICON Fund and its shareholders.

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, Suite 1200 Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in or disagreements with accountants for open-end management investment companies, if applicable, are included as part of the report to stockholders filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any proxy disclosures for open-end management investment companies, if applicable, are included as part of the report to stockholders filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for approval of the investment advisory contract, if applicable, is included as part of the report to stockholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable to this Report.
(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.
(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Rogers
Stephen C. Rogers
President (Principal Executive Officer)

Date:	September 8, 2026

By:	/s/ Derek Izuel
Derek Izuel
Treasurer (Principal Financial Officer)

Date:	September 8, 2026